Supplement dated May 1, 2005 to
                        Prospectus dated May 1, 2000 for:
                       TOUCHSTONE SELECT VARIABLE ANNUITY
                                    issued by
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                                   through its
                               Separate Account 1

     Effective May 1, 2005, the Prospectus for the Touchstone Select Variable Annuity is amended to include the following provision regarding market timing:

Market Timing

Frequent transfers among Sub-Accounts ("market timing") can disrupt an underlying fund's ability to process transactions. This may disadvantage other Contract owners because the underlying funds may incur increased transaction costs that are passed on to other Contract owners. Accordingly, WSLAC has a policy in place with respect to market timing transfers. WSLAC will refuse to honor a transfer request made by any means other than ordinary U.S. mail that would result in a transfer into or out of any international or high yield Sub-Account of Separate Account I (SA I) within five (5) business days of an opposite automatic rebalancing transfer into or out of the same Sub-Account. There are no exceptions to this policy. Currently, SA I offers the following international and high yield sub-accounts:

         o Putnam International Equity Fund
         o Touchstone High Yield Fund

WSLAC believes this is an appropriate market timing policy for SA I in light of contractual restrictions on free transfers (see the Transferring Your Money section of this prospectus) and historical transfer activity within SA I. Specifically, a Contract owner is permitted only one requested transfer in any rolling 30-day period. This contractual restriction applies to all Sub-Accounts. There are no exceptions to this contractual restriction.

However, WSLAC's policy may not be effective in deterring all market timing. WSLAC reserves the right to modify its market timing policy on a prospective basis in the event transfer activity within SA I reveals abusive practices that are not prohibited under the current policy.

In addition to the above policy, a Contract owner may be considered to be engaged in market timing if an underlying fund detects activity that it deems to be market timing under its own policies and procedures that can be traced back to an individual Contract owner. If the underlying fund were to refuse a net trade made by SA I due to an order placed by the individual Contract owner, SA I could be required to remove the market timing trade from the net trade and reject the market timing trade. The market timing trade will be canceled and the Contract owner will be required to place another order on a subsequent business day (as permitted under WSLAC's market timing policy and transfer rules) in order to complete the trade.

If a Contract owner is found to be engaged in market timing, SA I may, in addition to rejecting a particular transfer, revoke a Contract owner's ability to make transfer requests by telephone, fax or any other electronic means.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL STATEMENTS

Western & Southern Life Assurance Company Separate Account 1

Year ended December 31, 2004 with Report of Independent Registered Public Accounting Firm

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements

                          Year ended December 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations and Changes in Net Assets for the
   Year ended December 31, 2004................................................3
Statements of Operations and Changes in Net Assets for the
   Year ended December 31, 2003................................................5
Notes to Financial Statements..................................................7

             Report of Independent Registered Public Accounting Firm

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of assets and liabilities of Western-Southern Life Assurance Company Separate Account 1, comprised of the sub-accounts listed in Note 2, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2004, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                              /s/ Ernst & Young LLP

Cincinnati, Ohio
March 31, 2005

           Western-Southern Life Assurance Company Separate Account 1

                      Statements of Assets and Liabilities

                                December 31, 2004

                                                                                                                  Scudder Asset
                                                          AIM Variable               The Alger American             Management
                                                      Insurance Funds, Inc.                 Fund                     VIT Fund
                                                      (unaffiliated issuer)         (unaffiliated issuer)      (unaffiliated issuer)
                                                  -----------------------------  ----------------------------  ---------------------
                                                                      V.I.            Small
                                                  V.I. Growth     Government     Capitalization     Growth          Equity 500
                                                     Fund       Securities Fund     Portfolio      Portfolio        Index Fund
                                                  Sub-Account     Sub-Account      Sub-Account    Sub-Account      Sub-Account
                                                  -----------------------------  ----------------------------  ---------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $6,446,875;
      $1,151,561; $2,449,524; $7,237,724;
      $1,943,160; $4,747,837; $4,317,046;
      $4,380,681)                                 $5,236,159       $1,121,840      $2,610,480      $6,460,345       $2,359,459
                                                  ---------------------------      --------------------------       ----------
           Total invested assets                  $5,236,159        1,121,840       2,610,480       6,460,345        2,359,459

Other liabilities                                         --                0               0              --                0
                                                  ---------------------------      --------------------------       ----------

Net assets                                        $5,236,159       $1,121,840      $2,610,480      $6,460,345       $2,359,459
                                                  ===========================      ==========================       ==========

                                                                                             PIMCO
                                                            MFS Variable                    Variable
                                                           Insurance Trust              Insurance Trust
                                                        (unaffiliated issuer)        (unaffiliated issuer)
                                                  ---------------------------------  ---------------------
                                                      Emerging          Investors          Long-Term
                                                   Growth Series      Trust Series      U.S. Government
                                                  - Initial Class   - Initial Class      Bond Portfolio
                                                    Sub-Account       Sub-Account         Sub-Account
                                                  ---------------------------------  ---------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $6,446,875;
      $1,151,561; $2,449,524; $7,237,724;
      $1,943,160; $4,747,837; $4,317,046;
      $4,380,681)                                    $3,404,675        $3,957,540          $4,396,481
                                                     ----------------------------          ----------
           Total invested assets                      3,404,675         3,957,540           4,396,481

Other liabilities                                            (0)                1              (6,228)
                                                     ----------------------------          ----------

Net assets                                           $3,404,675        $3,957,541          $4,390,253
                                                     ============================          ==========

                                                     Putnam Variable                          Touchstone Variable
                                                     Trust - Class IB                             Series Trust
                                                  (unaffiliated issuer)                       (affiliated issuer)
                                                  ---------------------      ------------------------------------------------------
                                                      International          Baron Small     Emerging    Third Avenue    Eagle Cap
                                                       Equity Fund             Cap Fund    Growth Fund    Value Fund    Apprec Fund
                                                       Sub-Account           Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                                  ---------------------      ------------------------------------------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $7,450,016)         $9,992,938

   Investments in securities of affiliated
      issuers, at fair value (cost $983,700;
      $19,658,207; $2,725,110; $1,719,311;
      $1,537,415; $3,908,065; $17,133,050;
      $15,339,289,$11,278,683,$9,647,289;
      $7,926,543)                                                            $1,165,714    $21,572,899   $3,719,694     $2,140,186
                                                       ----------            -----------------------------------------------------
           Total invested assets                       $9,992,938             1,165,714     21,572,899    3,719,694      2,140,186

Other liabilities                                              --                    (1)             1           --             (1)
                                                       ----------            -----------------------------------------------------

Net assets                                             $9,992,938            $1,165,713    $21,572,900   $3,719,694     $2,140,185
                                                       ==========            =====================================================

                                                                         Touchstone Variable
                                                                             Series Trust
                                                                         (affiliated issuer)
                                                  ---------------------------------------------------------------
                                                       Enhanced        Value Plus   Growth & Income     Balanced
                                                   Dividend 30 Fund       Fund           Fund             Fund
                                                    Sub-Account (a)   Sub-Account     Sub-Account     Sub-Account
                                                  ---------------------------------------------------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $7,450,016)

   Investments in securities of affiliated
      issuers, at fair value (cost $983,700;
      $19,658,207; $2,725,110; $1,719,311;
      $1,537,415; $3,908,065; $17,133,050;
      $15,339,289,$11,278,683,$9,647,289;
      $7,926,543)                                     $1,660,430      $4,268,632      $18,218,745     $17,876,166
                                                      -----------------------------------------------------------
           Total invested assets                       1,660,430       4,268,632       18,218,745      17,876,166

Other liabilities                                             (1)             --               (1)              1
                                                      -----------------------------------------------------------

Net assets                                            $1,660,429      $4,268,632      $18,218,744     $17,876,167
                                                      ===========================================================

                                                             Touchstone Variable
                                                                 Series Trust
                                                             (affiliated issuer)
                                                  -----------------------------------------
                                                  High Yield      Core Bond    Money Market
                                                     Fund            Fund          Fund
                                                  Sub-Account    Sub-Account    Sub-Account
                                                  -----------------------------------------
Assets
   Investments in securities of unaffiliated
      issuers, at fair value (cost $7,450,016)

   Investments in securities of affiliated
      issuers, at fair value (cost $983,700;
      $19,658,207; $2,725,110; $1,719,311;
      $1,537,415; $3,908,065; $17,133,050;
      $15,339,289,$11,278,683,$9,647,289;
      $7,926,543)                                 $11,784,887    $9,307,518     $7,926,543
                                                  ----------------------------------------
           Total invested assets                   11,784,887     9,307,518      7,926,543

Other liabilities                                          (2)           (1)          (854)
                                                  ----------------------------------------

Net assets                                        $11,784,885    $9,307,517     $7,925,689
                                                  ========================================

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

      See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

               Statements of Operations and Changes in Net Assets

                          Year Ended December 31, 2004

                                                                                          AIM V. I.    Alger American      Alger
                                                                           AIM V.I.      Government        Small          American
                                                                            Growth       Securities    Capitalization      Growth
                                                                         Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                                                         -----------     -----------     -----------    -----------
Income:
   Dividends                                                            $         --    $     42,435    $         --   $         --
   Miscellaneous income (loss)                                                  (627)           (105)           (130)          (792)

Expenses:
   Mortality and expense risk, and administrative charge                      72,997          18,133          34,090         91,911
                                                                        -----------------------------------------------------------

   Net investment income (loss)                                              (73,624)         24,198         (34,220)       (92,704)
                                                                        -----------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments     1,800,855         (10,093)        737,511      1,441,535

   Realized gain distributions                                                    --              --              --             --

   Realized gain (loss) on sale of fund shares                            (1,395,879)          1,710        (365,454)    (1,118,776)
                                                                        -----------------------------------------------------------

Net realized and unrealized gain (loss) on investments                       404,976          (8,383)        372,057        322,758
                                                                        -----------------------------------------------------------

Net increase in net assets resulting from operations                         331,352          15,815         337,837        230,055
                                                                        -----------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                     84,642          77,553         123,401        346,502

   Net transfers between subaccounts and/or fixed account                    (40,051)       (238,453)        (75,189)      (104,680)

   Withdrawals and surrenders                                               (849,462)       (352,105)       (293,121)    (1,231,443)

   Contract maintenance charge                                                (6,730)         (1,390)         (2,806)        (9,336)
                                                                        -----------------------------------------------------------

Net increase (decrease) from contract owners activity                       (811,602)       (514,395)       (247,715)      (998,957)
                                                                        -----------------------------------------------------------

Net increase (decrease) in net assets                                       (480,250)       (498,580)         90,122       (768,903)

Net assets, at beginning of year                                           5,716,409       1,620,420       2,520,358      7,229,248
                                                                        -----------------------------------------------------------

Net assets, at end of year                                              $  5,236,159    $  1,121,840    $  2,610,480   $  6,460,345
                                                                        ===========================================================

                                                                                          MFS VIT          MFS VIT      PIMCO Long-
                                                                         Scudder VIT      Emerging        Investors      Term U.S.
                                                                          Equity 500  Growth Series -  Trust - Initial  Government
                                                                            Index      Initial Class        Class          Bond
                                                                         Sub-Account    Sub-Account      Sub-Account    Sub-Account
                                                                         -----------    -----------      -----------    -----------
Income:
   Dividends                                                            $     24,474   $         --     $     25,455   $    183,949
   Miscellaneous income (loss)                                                 1,749           (342)            (552)           (19)

Expenses:
   Mortality and expense risk, and administrative charge                      29,408         45,588           53,641         60,292
                                                                        -----------------------------------------------------------

   Net investment income (loss)                                               (3,184)       (45,931)         (28,737)       123,638
                                                                        -----------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments       101,035      1,150,939          571,763        108,586

   Realized gain distributions                                                    --             --               --         65,554

   Realized gain (loss) on sale of fund shares                               103,508       (750,558)        (178,807)       (29,034)
                                                                        -----------------------------------------------------------

Net realized and unrealized gain (loss) on investments                       204,543        400,381          392,956        145,107
                                                                        -----------------------------------------------------------

Net increase in net assets resulting from operations                         201,359        354,450          364,219        268,745
                                                                        -----------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    286,194         65,419           62,665        499,949

   Net transfers between subaccounts and/or fixed account                    241,735       (112,455)        (119,595)      (419,555)

   Withdrawals and surrenders                                               (380,405)      (404,297)        (595,966)      (894,681)

   Contract maintenance charge                                                (1,843)        (5,542)          (5,324)        (3,747)
                                                                        -----------------------------------------------------------

Net increase (decrease) from contract owners activity                        145,681       (456,874)        (658,220)      (818,035)
                                                                        -----------------------------------------------------------

Net increase (decrease) in net assets                                        347,039       (102,424)        (294,001)      (549,290)

Net assets, at beginning of year                                           2,012,420      3,507,099        4,251,542      4,939,544
                                                                        -----------------------------------------------------------

Net assets, at end of year                                              $  2,359,459   $  3,404,675     $  3,957,541   $  4,390,253
                                                                        ===========================================================

                                                                           Putnam VT
                                                                         International    Touchstone       Touchstone
                                                                        Equity - Class    Baron Small       Emerging
                                                                              IB              Cap            Growth
                                                                          Sub-Account     Sub-Account     Sub-Account
                                                                          -----------     -----------     -----------
Income:
   Dividends                                                             $    151,189    $         --    $    392,451
   Miscellaneous income (loss)                                                   (998)          1,323          (4,094)

Expenses:
   Mortality and expense risk, and administrative charge                      131,411           7,448         288,126
                                                                        ---------------------------------------------

   Net investment income (loss)                                                18,780          (6,125)        100,231
                                                                        ---------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments        934,191         174,123       1,062,011

   Realized gain distributions                                                     --              --         689,348

   Realized gain (loss) on sale of fund shares                                367,598           7,780         271,888
                                                                        ---------------------------------------------

Net realized and unrealized gain (loss) on investments                      1,301,789         181,903       2,023,248
                                                                        ---------------------------------------------

Net increase in net assets resulting from operations                        1,320,569         175,778       2,123,480
                                                                        ---------------------------------------------

Contract owners activity:
   Payments received from contract owners                                     247,157         548,546       1,628,377

   Net transfers between subaccounts and/or fixed account                    (194,962)        194,038         357,314

   Withdrawals and surrenders                                              (1,722,063)        (22,940)     (4,287,509)

   Contract maintenance charge                                                (10,658)           (355)        (23,601)
                                                                        ---------------------------------------------

Net increase (decrease) from contract owners activity                      (1,680,526)        719,288      (2,325,420)
                                                                        ---------------------------------------------

Net increase (decrease) in net assets                                        (359,957)        895,066        (201,940)

Net assets, at beginning of year                                           10,352,895         270,646      21,774,840
                                                                        ---------------------------------------------

Net assets, at end of year                                               $  9,992,938    $  1,165,713    $ 21,572,900
                                                                        =============================================

      See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

                          Year Ended December 31, 2004

                                                                         Touchstone      Touchstone       Touchstone
                                                                        Third Avenue    Eagle Capital      Enhanced
                                                                            Value       Appreciation      Dividend 30
                                                                         Sub-Account     Sub-Account    Sub-Account (a)
                                                                         -----------     -----------    ---------------
Income:
   Dividends                                                            $      8,193    $     19,431    $     34,046
   Miscellaneous income (loss)                                                  (914)           (841)           (186)

Expenses:
   Mortality and expense risk, and administrative charge                      42,243          27,713          21,374
                                                                        --------------------------------------------

   Net investment income (loss)                                              (34,964)         (9,123)         12,485
                                                                        --------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments       420,444         104,079         122,164

   Realized gain distributions                                                    --              --              --

   Realized gain (loss) on sale of fund shares                               319,150         166,322         (78,167)
                                                                        --------------------------------------------

Net realized and unrealized gain (loss) on investments                       739,594         270,401          43,996
                                                                        --------------------------------------------

Net increase in net assets resulting from operations                         704,630         261,279          56,481
                                                                        --------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    687,946         185,342         256,903

   Net transfers between subaccounts and/or fixed account                    460,411         (77,443)         71,870

   Withdrawals and surrenders                                               (719,523)       (461,685)       (307,328)

   Contract maintenance charge                                                (2,809)         (2,223)         (1,582)
                                                                        --------------------------------------------

Net increase (decrease) from contract owners activity                        426,026        (356,009)         19,862
                                                                        --------------------------------------------

Net increase (decrease) in net assets                                      1,130,656         (94,730)         76,344

Net assets, at beginning of year                                           2,589,038       2,234,915       1,584,086
                                                                        --------------------------------------------

Net assets, at end of year                                              $  3,719,694    $  2,140,185    $  1,660,429
                                                                        ============================================

                                                                                          Touchstone
                                                                         Touchstone        Growth &        Touchstone
                                                                         Value Plus         Income          Balanced
                                                                         Sub-Account      Sub-Account      Sub-Account
                                                                         -----------      -----------      -----------
Income:
   Dividends                                                            $     32,010     $    318,368     $    146,699
   Miscellaneous income (loss)                                                (1,441)          (2,884)          (3,390)

Expenses:
   Mortality and expense risk, and administrative charge                      57,831          253,579          244,099
                                                                        ----------------------------------------------

   Net investment income (loss)                                              (27,262)          61,905         (100,790)
                                                                        ----------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments       441,263        1,564,932        1,250,954

   Realized gain distributions                                                    --               --               --

   Realized gain (loss) on sale of fund shares                               (43,826)        (111,169)         261,733
                                                                        ----------------------------------------------

Net realized and unrealized gain (loss) on investments                       397,437        1,453,763        1,512,687
                                                                        ----------------------------------------------

Net increase in net assets resulting from operations                         370,175        1,515,668        1,411,897
                                                                        ----------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    166,524          407,536          916,547

   Net transfers between subaccounts and/or fixed account                    156,014         (190,875)         397,503

   Withdrawals and surrenders                                               (778,584)      (3,720,518)      (3,732,846)

   Contract maintenance charge                                                (4,197)         (18,135)         (15,480)
                                                                        ----------------------------------------------

Net increase (decrease) from contract owners activity                       (460,243)      (3,521,992)      (2,434,275)
                                                                        ----------------------------------------------

Net increase (decrease) in net assets                                        (90,068)      (2,006,325)      (1,022,378)

Net assets, at beginning of year                                           4,358,700       20,225,068       18,898,545
                                                                        ----------------------------------------------

Net assets, at end of year                                              $  4,268,632     $ 18,218,744     $ 17,876,167
                                                                        ==============================================

                                                                         Touchstone
                                                                          High Yield       Touchstone       Touchstone
                                                                             Bond          Core Bond       Money Market
                                                                         Sub-Account      Sub-Account      Sub-Account
                                                                         -----------      -----------      -----------
Income:
   Dividends                                                            $    842,315     $    368,723     $    113,366
   Miscellaneous income (loss)                                                (1,828)          (1,103)            (852)

Expenses:
   Mortality and expense risk, and administrative charge                     165,992          137,739          117,055
                                                                        ----------------------------------------------

   Net investment income (loss)                                              674,495          229,880           (4,541)
                                                                        ----------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments       142,027          (87,156)              --

   Realized gain distributions                                                    --               --               --

   Realized gain (loss) on sale of fund shares                               139,685           45,838               --
                                                                        ----------------------------------------------

Net realized and unrealized gain (loss) on investments                       281,713          (41,317)              --
                                                                        ----------------------------------------------

Net increase in net assets resulting from operations                         956,208          188,563           (4,541)
                                                                        ----------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    690,720          384,212          126,040

   Net transfers between subaccounts and/or fixed account                    (64,417)        (282,421)         843,435

   Withdrawals and surrenders                                             (2,930,252)      (2,116,795)      (3,364,557)

   Contract maintenance charge                                               (11,801)          (8,826)          (5,984)
                                                                        ----------------------------------------------

Net increase (decrease) from contract owners activity                     (2,315,750)      (2,023,830)      (2,401,067)
                                                                        ----------------------------------------------

Net increase (decrease) in net assets                                     (1,359,543)      (1,835,267)      (2,405,608)

Net assets, at beginning of year                                          13,144,427       11,142,784       10,331,297
                                                                        ----------------------------------------------

Net assets, at end of year                                              $ 11,784,885     $  9,307,517     $  7,925,689
                                                                        ==============================================

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

               Statements of Operations and Changes in Net Assets

                          Year Ended December 31, 2003


                                                                                        AIM V. I.   Alger American       Alger
                                                                          AIM V.I.     Government       Small          American
                                                                           Growth      Securities   Capitalization      Growth
                                                                        Sub-Account    Sub-Account   Sub-Account      Sub-Account
                                                                        -----------    -----------    -----------     -----------
Income:
   Dividends                                                           $         --   $     44,394   $         --    $         --
   Miscellaneous income (loss)                                                1,246            240           (435)            618

Expenses:
   Mortality and expense risk, and administrative charge                     72,131         50,751         27,084          90,369
                                                                       ----------------------------------------------------------

   Net investment income (loss)                                             (70,885)        (6,117)       (27,519)        (89,751)
                                                                       ----------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments    3,556,346       (166,949)     1,051,547       3,377,685

   Realized gain distributions                                                   --            671             --              --

   Realized gain (loss) on sale of fund shares                           (2,096,546)       138,257       (326,683)     (1,357,622)
                                                                       ----------------------------------------------------------

Net realized and unrealized gain (loss) on investments                    1,459,800        (28,021)       724,864       2,020,063
                                                                       ----------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           1,388,915        (34,138)       697,345       1,930,312
                                                                       ----------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                   134,566        217,636        172,999         212,796

   Net transfers between subaccounts and/or fixed account                   (88,215)    (1,663,176)       209,378        (160,824)

   Withdrawals and surrenders                                              (992,996)    (1,328,231)      (292,905)     (1,203,819)

   Contract maintenance charge                                               (7,716)        (3,136)        (2,800)        (10,456)
                                                                       ----------------------------------------------------------

Net increase (decrease) from contract owners activity                      (954,361)    (2,776,907)        86,672      (1,162,303)
                                                                       ----------------------------------------------------------

Net increase (decrease) in net assets                                       434,554     (2,811,045)       784,017         768,009
                                                                       ----------------------------------------------------------

Net assets, at beginning of year                                          5,281,855      4,431,465      1,736,341       6,461,239
                                                                       ----------------------------------------------------------

Net assets, at end of year                                             $  5,716,409   $  1,620,420   $  2,520,358    $  7,229,248
                                                                       ==========================================================

                                                                                          MFS VIT         MFS VIT       PIMCO Long-
                                                                        Scudder VIT       Emerging       Investors       Term U.S.
                                                                         Equity 500   Growth Series -  Trust - Initial   Government
                                                                           Index       Initial Class       Class            Bond
                                                                        Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                        -----------     -----------     -----------     -----------
Income:
   Dividends                                                           $     15,689    $         --    $     28,650    $    258,924
   Miscellaneous income (loss)                                                 (561)           (246)            297           1,811

Expenses:
   Mortality and expense risk, and administrative charge                     18,961          44,075          56,324          93,785
                                                                       ------------------------------------------------------------

   Net investment income (loss)                                              (3,833)        (44,321)        (27,377)        166,950
                                                                       ------------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments      324,218       2,139,603       1,304,653        (150,744)

   Realized gain distributions                                                   --              --              --          30,417

   Realized gain (loss) on sale of fund shares                               25,255      (1,278,897)       (507,654)         69,541
                                                                       ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                      349,473         860,706         796,999         (50,786)
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             345,640         816,385         769,622         116,164
                                                                       ------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                    67,542          65,876          62,636         392,899

   Net transfers between subaccounts and/or fixed account                   655,039         (30,375)        (95,670)     (1,914,973)

   Withdrawals and surrenders                                              (256,980)       (593,637)       (856,956)     (1,346,549)

   Contract maintenance charge                                               (1,484)         (6,107)         (6,145)         (6,868)
                                                                       ------------------------------------------------------------

Net increase (decrease) from contract owners activity                       464,117        (564,243)       (896,135)     (2,875,491)
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets                                       809,757         252,142        (126,513)     (2,759,327)
                                                                       ------------------------------------------------------------

Net assets, at beginning of year                                          1,202,663       3,254,957       4,378,055       7,698,871
                                                                       ------------------------------------------------------------

Net assets, at end of year                                             $  2,012,420    $  3,507,099    $  4,251,542    $  4,939,544
                                                                       ============================================================

                                                                           Putnam VT
                                                                         International      Touchstone      Touchstone
                                                                        Equity - Class     Baron Small       Emerging
                                                                            IB (a)           Cap (b)          Growth
                                                                          Sub-Account      Sub-Account      Sub-Account
                                                                          -----------      -----------      -----------
Income:
   Dividends                                                             $         --     $         --     $         --
   Miscellaneous income (loss)                                               (119,229)             196               97

Expenses:
   Mortality and expense risk, and administrative charge                       57,420              648          252,259
                                                                        -----------------------------------------------

   Net investment income (loss)                                              (176,649)            (452)        (252,162)
                                                                        -----------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments      1,656,344            7,981        6,928,774

   Realized gain distributions                                                     --               --          178,323

   Realized gain (loss) on sale of fund shares                                 75,762            2,669          170,964
                                                                        -----------------------------------------------

Net realized and unrealized gain (loss) on investments                      1,732,106           10,650        7,278,061
                                                                        -----------------------------------------------

Net increase (decrease) in net assets resulting from operations             1,555,457           10,198        7,025,899
                                                                        -----------------------------------------------

Contract owners activity:
   Payments received from contract owners                                      98,168          150,854          854,311

   Net transfers between subaccounts and/or fixed account                   9,544,952          127,868           14,039

   Withdrawals and surrenders                                                (841,215)         (18,244)      (3,567,975)

   Contract maintenance charge                                                 (4,467)             (30)         (23,259)
                                                                        -----------------------------------------------

Net increase (decrease) from contract owners activity                       8,797,438          260,448       (2,722,884)
                                                                        -----------------------------------------------

Net increase (decrease) in net assets                                      10,352,895          270,646        4,303,015
                                                                        -----------------------------------------------

Net assets, at beginning of year                                                   --               --       17,471,825
                                                                        -----------------------------------------------

Net assets, at end of year                                               $ 10,352,895     $    270,646     $ 21,774,840
                                                                        ===============================================

(a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
(d) Sub-Account name change from Large Cap Growth Fund to Eagle Capital Appreciation Fund effective November 1, 2003.
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
(f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
(g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund).
(i) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2003

See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

                          Year Ended December 31, 2003

                                                                        Touchstone   Touchstone Eagle    Touchstone
                                                                       Third Avenue       Capital         Enhanced      Touchstone
                                                                         Value (c)   Appreciation (d)  Dividend 30 (i)  Value Plus
                                                                        Sub-Account     Sub-Account      Sub-Account    Sub-Account
                                                                        -----------     -----------      -----------    -----------
Income:
   Dividends                                                           $      1,363    $      2,377     $     15,401   $     35,583
   Miscellaneous income (loss)                                                 (237)        (22,388)             492           (193)

Expenses:
   Mortality and expense risk, and administrative charge                     21,684          14,495           18,297         46,569
                                                                       ------------------------------------------------------------

   Net investment income (loss)                                             (20,558)        (34,506)          (2,404)       (11,179)
                                                                       ------------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments      795,868         329,707          473,042      1,173,416

   Realized gain distributions                                                   --              --               --             --

   Realized gain (loss) on sale of fund shares                             (188,812)         16,109          (97,231)      (289,615)
                                                                       ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                      607,056         345,816          375,811        883,801
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             586,498         311,310          373,407        872,622
                                                                       ------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                   154,961         138,445           58,129        122,491

   Net transfers between subaccounts and/or fixed account                   847,624       1,692,018          169,894        656,254

   Withdrawals and surrenders                                              (271,836)       (107,297)        (231,758)      (570,928)

   Contract maintenance charge                                               (1,558)         (1,065)          (1,670)        (3,540)
                                                                       ------------------------------------------------------------

Net increase (decrease) from contract owners activity                       729,191       1,722,101           (5,405)       204,277
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets                                     1,315,689       2,033,411          368,002      1,076,899
                                                                       ------------------------------------------------------------

Net assets, at beginning of year                                          1,273,349         201,504        1,216,084      3,281,801
                                                                       ------------------------------------------------------------

Net assets, at end of year                                             $  2,589,038    $  2,234,915     $  1,584,086   $  4,358,700
                                                                       ============================================================

                                                                        Touchstone                      Touchstone
                                                                         Growth &       Touchstone      High Yield       Touchstone
                                                                          Income         Balanced          Bond        Core Bond (e)
                                                                        Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                        -----------     -----------     -----------     -----------
Income:
   Dividends                                                           $    692,755    $    111,561    $  1,070,875    $    418,169
   Miscellaneous income (loss)                                               (1,575)           (268)         (2,868)         (1,851)

Expenses:
   Mortality and expense risk, and administrative charge                    242,743         245,152         172,744         181,084
                                                                       ------------------------------------------------------------

   Net investment income (loss)                                             448,437        (133,859)        895,263         235,234
                                                                       ------------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments    5,403,548       3,707,145       1,746,244        (134,401)

   Realized gain distributions                                              123,078              --              --              --

   Realized gain (loss) on sale of fund shares                           (1,054,020)       (289,436)        (70,817)        165,168
                                                                       ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                    4,472,606       3,417,709       1,675,427          30,767
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations           4,921,043       3,283,850       2,570,690         266,001
                                                                       ------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                   487,255         551,859         387,822         384,406

   Net transfers between subaccounts and/or fixed account                 1,217,475         424,081         305,178      (1,229,753)

   Withdrawals and surrenders                                            (4,371,494)     (4,381,789)     (2,866,948)     (3,331,279)

   Contract maintenance charge                                              (19,442)        (16,465)        (13,443)        (12,031)
                                                                       ------------------------------------------------------------

Net increase (decrease) from contract owners activity                    (2,686,206)     (3,422,314)     (2,187,391)     (4,188,657)
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets                                     2,234,837        (138,464)        383,299      (3,922,656)
                                                                       ------------------------------------------------------------

Net assets, at beginning of year                                         17,990,231      19,037,009      12,761,128      15,065,440
                                                                       ------------------------------------------------------------

Net assets, at end of year                                             $ 20,225,068    $ 18,898,545    $ 13,144,427    $ 11,142,784
                                                                       ============================================================

                                                                                         Touchstone     Touchstone      Touchstone
                                                                         Touchstone    International   Growth/Value   Standby Income
                                                                        Money Market     Equity (f)         (g)             (h)
                                                                        Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                        -----------     -----------     -----------     -----------
Income:
   Dividends                                                           $     89,475    $    119,362    $         --    $    114,135
   Miscellaneous income (loss)                                             (304,845)            408          (1,938)          4,946

Expenses:
   Mortality and expense risk, and administrative charge                    121,912          70,848           2,935          54,884
                                                                       ------------------------------------------------------------

   Net investment income (loss)                                            (337,282)         48,922          (4,873)         64,197
                                                                       ------------------------------------------------------------

   Net change in unrealized appreciation (depreciation) on investments        1,604      10,591,099         236,089          99,225

   Realized gain distributions                                                   --              --              --              --

   Realized gain (loss) on sale of fund shares                                    1     (10,088,676)       (185,052)        (98,480)
                                                                       ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                        1,605         502,423          51,037             745
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            (335,677)        551,345          46,164          64,942
                                                                       ------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                                   392,537         183,730           3,546          43,688

   Net transfers between subaccounts and/or fixed account                12,294,130      (9,650,100)       (665,156)    (11,836,842)

   Withdrawals and surrenders                                            (4,048,521)     (1,072,463)        (43,719)     (1,653,594)

   Contract maintenance charge                                               (5,907)         (7,335)           (302)         (2,615)
                                                                       ------------------------------------------------------------

Net increase (decrease) from contract owners activity                     8,632,239     (10,546,168)       (705,631)    (13,449,363)
                                                                       ------------------------------------------------------------

Net increase (decrease) in net assets                                     8,296,562      (9,994,823)       (659,467)    (13,384,421)
                                                                       ------------------------------------------------------------

Net assets, at beginning of year                                          2,034,735       9,994,823         659,467      13,384,421
                                                                       ------------------------------------------------------------

Net assets, at end of year                                             $ 10,331,297    $         --    $         --    $         --
                                                                       ============================================================

(a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
(d) Sub-Account name change from Large Cap Growth Fund to Eagle Capital Appreciation Fund effective November 1, 2003.
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
(f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
(g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund).
(i) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2003

See accompanying notes

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2004, the Account has twenty investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder VIT Equity 500 Index Fund, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, PIMCO Long-Term U.S. Government Bond Portfolio, Putnam VT International Equity Fund - Class IB, Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund, and Touchstone Money Market Fund. In addition to the sub-accounts previously listed, the following sub-accounts were also offered in 2003: Touchstone International Equity Fund, Touchstone Growth/Value Fund, and Touchstone Standby Income Fund. Each sub-account is an open-ended diversified management investment company. Investments are made in the mutual funds, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the mutual fund in which it is invested.

A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with U.S. generally accepted accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004, were as follows:

                                                        PURCHASES        SALES
                                                       ----------     ----------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                   $  202,694     $1,087,961
    V.I. Government Securities Fund                       180,524        670,730

The Alger American Fund
    Small Capitalization Portfolio                        250,797        532,607
    Growth Portfolio                                      424,865      1,516,534

Scudder Asset Management VIT Fund
    Equity 500 Index Fund                                 591,478        448,934

MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class                155,203        657,986
    Investors Trust Series - Initial Class                 98,575        785,562

PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio              861,802      1,478,980

Putnam Variable Trust - Class IB
    International Equity Fund - Class IB                  456,327      2,118,065

Touchstone Variable Series Trust
    Baron Small Cap                                       752,988         39,822
    Emerging Growth Fund                                2,186,892      3,722,615
    Third Avenue Value Fund                             1,251,339        860,158
    Eagle Capital Appreciation Fund                       368,128        733,253
    Enhanced Dividend 30 Fund (a)                         441,215        408,869
    Value Plus Fund                                       391,174        878,648
    Growth & Income Fund                                  635,652      4,095,738
    Balanced Fund                                         981,751      3,516,782
    High Yield Fund                                     1,587,690      3,228,954
    Core Bond Fund                                        921,621      2,715,575
    Money Market Fund                                   2,433,659      4,838,126

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Enhanced Dividend 30 fund effective December 12, 2003.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

4. EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each sub-account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit (Option
1), 1.45% for the Annual Step Up Death Benefit (Option 2), and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable annuity contracts for the periods ended December 31, 2004 and 2003 (year ended unless otherwise noted):

TOUCHSTONE GOLD VARIABLE ANNUITY

                                                                                2004
                                                        -------------------------------------------------------
                                                                                     Transfers
                                                          Units        Units        between Sub-   Net Increase
                                                        Purchased     Redeemed        accounts      (Decrease)
                                                        -------------------------------------------------------
AIM V.I. Growth Fund                                      13,806      (145,970)        (2,736)       (134,900)
AIM V.I. Government Securities Fund                        6,252       (28,552)       (19,214)        (41,514)

Alger American Small Capitalization Portfolio             16,633       (39,540)        (7,578)        (30,485)
Alger American Growth  Portfolio                          44,025      (157,794)       (15,935)       (129,704)

Scudder VIT Equity 500 Index Fund                         36,349       (44,573)        29,337          21,113

MFS VIT Emerging Growth Series - Initial Class             8,388       (54,486)       (14,404)        (60,502)
MFS VIT Investors Trust Series - Initial Class             7,557       (71,779)        (8,737)        (72,959)

PIMCO Long-Term U.S. Government  Bond Portfolio           33,902       (60,054)       (28,768)        (54,920)

Putnam VT International Equity Fund - Class IB (b)        17,695      (127,586)       (14,204)       (124,095)

Touchstone Baron Small Cap Fund (c)                       39,116        (1,605)        13,157          50,668
Touchstone Emerging Growth Fund                           46,763      (121,474)        10,107         (64,604)
Touchstone Third Avenue Value Fund (d)                    57,009       (57,614)        36,420          35,815
Touchstone Eagle Cap Appreciation Fund (e)                24,256       (60,309)       (10,365)        (46,418)
Touchstone Enhanced Dividend 30 Fund (a)                  29,833       (35,542)         5,119            (590)
Touchstone Value Plus Fund                                15,484       (71,736)        19,693         (36,559)
Touchstone Growth & Income Fund                           19,367      (175,852)       (10,751)       (167,236)
Touchstone Balanced Fund                                  40,680      (161,637)        14,966        (105,991)
Touchstone High Yield Fund                                56,111      (237,582)        (8,709)       (190,180)
Touchstone Core Bond Fund (f)                             24,067      (129,113)       (17,569)       (122,615)
Touchstone Money Market Fund                              12,344      (323,933)        83,947        (227,642)
Touchstone International Equity Fund (g)                      --            --             --              --
Touchstone Growth/Value Fund (h)                              --            --             --              --
Touchstone Standby Income Fund (i)                            --            --             --              --

                                                                                2003
                                                        ------------------------------------------------------
                                                                                    Transfers
                                                          Units        Units       between Sub-   Net Increase
                                                        Purchased     Redeemed       accounts      (Decrease)
                                                        ------------------------------------------------------
AIM V.I. Growth Fund                                      25,352      (195,343)       (28,503)      (198,494)
AIM V.I. Government Securities Fund                       17,458       (98,702)      (134,907)      (216,151)

Alger American Small Capitalization Portfolio             29,857       (41,515)        29,814         18,156
Alger American Growth  Portfolio                          29,912      (168,138)       (28,622)      (166,848)

Scudder VIT Equity 500 Index Fund                          9,169       (28,141)        83,318         64,346

MFS VIT Emerging Growth Series - Initial Class             9,765       (84,373)        (1,335)       (75,943)
MFS VIT Investors Trust Series - Initial Class             8,687      (111,774)       (17,727)      (120,814)

PIMCO Long-Term U.S. Government  Bond Portfolio           27,358       (89,005)      (140,764)      (202,411)

Putnam VT International Equity Fund - Class IB (b)         7,901       (65,515)       800,759        743,145

Touchstone Baron Small Cap Fund (c)                       11,998        (1,492)        10,463         20,969
Touchstone Emerging Growth Fund                           29,491      (126,943)         1,835        (95,617)
Touchstone Third Avenue Value Fund (d)                    15,537       (23,513)        85,385         77,409
Touchstone Eagle Cap Appreciation Fund (e)                19,632       (16,804)       260,795        263,623
Touchstone Enhanced Dividend 30 Fund (a)                   7,096       (27,650)        22,827          2,273
Touchstone Value Plus Fund                                12,839       (60,039)        68,674         21,474
Touchstone Growth & Income Fund                           27,267      (247,305)        67,309       (152,729)
Touchstone Balanced Fund                                  28,156      (218,661)        15,434       (175,071)
Touchstone High Yield Fund                                34,254      (256,010)        28,563       (193,193)
Touchstone Core Bond Fund (f)                             23,716      (201,964)       (70,137)      (248,385)
Touchstone Money Market Fund                              38,655      (377,455)     1,118,095        779,295
Touchstone International Equity Fund (g)                  18,820      (111,618)      (895,163)      (987,961)
Touchstone Growth/Value Fund (h)                             636        (7,940)      (115,098)      (122,402)
Touchstone Standby Income Fund (i)                         3,156      (112,722)      (845,841)      (955,407)

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003
(b)   For the period July 28, 2003 (commencement of operations) to December 31,
      2003
(c) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(d) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(e) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective November 1, 2003
(f) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond fund effective April 28, 2003
(g) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
(h) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund)
(i) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 1

                                                                                   2004
                                                          --------------------------------------------------------
                                                                                       Transfers
                                                            Units         Units       between Sub-    Net Increase
                                                          Purchased      Redeemed       accounts       (Decrease)
                                                          --------------------------------------------------------
AIM V.I. Growth Fund                                          498         (4,157)         (4,635)         (8,294)
AIM V.I. Government Securities Fund                             3             (2)              6               7

Alger American Small Capitalization Portfolio                  41           (492)         (4,439)         (4,890)
Alger American Growth  Portfolio                              252         (3,012)         (1,517)         (4,277)

Scudder VIT Equity 500 Index Fund                              27             (3)             15              39

MFS VIT Emerging Growth Series - Initial Class                314           (632)         (2,543)         (2,861)
MFS VIT Investors Trust Series - Initial Class                104           (979)         (2,905)         (3,780)

PIMCO Long-Term U.S. Government  Bond Portfolio                 1             (2)            (26)            (27)

Putnam VT International Equity Fund - Class IB (b)            184           (633)            809             360

Touchstone Emerging Growth Fund                                69           (921)            (13)           (865)
Touchstone Third Avenue Value Fund (c)                          4            (99)          2,426           2,331
Touchstone Enhanced Dividend 30 Fund (a)                       91           (591)             17            (483)
Touchstone Value Plus Fund                                     64            (88)         (1,991)         (2,015)
Touchstone Growth & Income Fund                                89         (1,837)          3,602           1,854
Touchstone Balanced Fund                                       48           (962)          3,508           2,594
Touchstone High Yield Fund                                    123           (640)             12            (505)
Touchstone Core Bond Fund (d)                                  99         (2,400)            218          (2,083)
Touchstone Money Market Fund                                   37           (169)             18            (114)
Touchstone International Equity Fund (e)                       --             --              --              --
Touchstone Standby Income Fund (f)                             --             --              --              --

                                                                                    2003
                                                          ----------------------------------------------------------
                                                                                         Transfers
                                                            Units         Units        between Sub-     Net Increase
                                                          Purchased      Redeemed        accounts        (Decrease)
                                                          ----------------------------------------------------------
AIM V.I. Growth Fund                                         1,426         (1,284)            409             551
AIM V.I. Government Securities Fund                             10         (5,121)             (8)         (5,119)

Alger American Small Capitalization Portfolio                  142         (6,852)           (876)         (7,586)
Alger American Growth  Portfolio                               925         (5,181)            224          (4,032)

Scudder VIT Equity 500 Index Fund                              107         (2,340)             73          (2,160)

MFS VIT Emerging Growth Series - Initial Class                 512         (6,234)          2,240          (3,482)
MFS VIT Investors Trust Series - Initial Class                  75         (6,370)            965          (5,330)

PIMCO Long-Term U.S. Government  Bond Portfolio                  4             (2)             70              72

Putnam VT International Equity Fund - Class IB (b)             124         (2,403)         13,480          11,201

Touchstone Emerging Growth Fund                                314         (1,687)         (2,555)         (3,928)
Touchstone Third Avenue Value Fund (c)                          52           (690)           (238)           (876)
Touchstone Enhanced Dividend 30 Fund (a)                       167           (393)             13            (213)
Touchstone Value Plus Fund                                     109            (19)         (1,754)         (1,664)
Touchstone Growth & Income Fund                                354         (2,554)          1,415            (785)
Touchstone Balanced Fund                                        67         (1,855)         (1,013)         (2,801)
Touchstone High Yield Fund                                     213         (1,535)           (125)         (1,447)
Touchstone Core Bond Fund (d)                                  601         (1,572)            576            (395)
Touchstone Money Market Fund                                    73         (6,825)         10,257           3,505
Touchstone International Equity Fund (e)                       320         (1,684)        (27,276)        (28,640)
Touchstone Standby Income Fund (f)                             111           (200)         (9,384)         (9,473)

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003
(b)   For the period July 28, 2003 (commencement of operations) to December 31,
      2003
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(d) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(e) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
(f) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2

                                                                                   2004
                                                         ----------------------------------------------------------
                                                                                        Transfers
                                                           Units           Units       between Sub-    Net Increase
                                                         Purchased       Redeemed        accounts       (Decrease)
                                                         ----------------------------------------------------------
AIM V.I. Growth Fund                                          692         (1,450)           (898)         (1,656)
AIM V.I. Government Securities Fund                            20           (124)           (212)           (316)

Alger American Small Capitalization Portfolio                  85           (275)            (73)           (263)
Alger American Growth  Portfolio                              639         (1,028)          3,048           2,659

Scudder VIT Equity 500 Index Fund                             170         (3,126)          1,001          (1,955)

MFS VIT Emerging Growth Series - Initial Class                269           (682)            (84)           (497)
MFS VIT Investors Trust Series - Initial Class                225         (2,173)         (3,010)         (4,958)

PIMCO Long-Term U.S. Government  Bond Portfolio                12           (738)             12            (714)

Putnam VT International Equity Fund - Class IB (b)            756         (1,379)           (801)         (1,424)

Touchstone Emerging Growth Fund                               292         (2,264)            (68)         (2,040)
Touchstone Third Avenue Value Fund (c)                          9         (1,476)            106          (1,361)
Touchstone Enhanced Dividend 30 Fund (a)                       42             (5)          2,825           2,862
Touchstone Value Plus Fund                                     91           (259)         (2,023)         (2,191)
Touchstone Growth & Income Fund                               534         (3,823)           (306)         (3,595)
Touchstone Balanced Fund                                      293         (5,780)              2          (5,485)
Touchstone High Yield Fund                                    548         (1,588)           (332)         (1,372)
Touchstone Core Bond Fund (d)                                 188         (2,783)            128          (2,467)
Touchstone Money Market Fund                                  101         (9,078)           (547)         (9,524)
Touchstone International Equity Fund (e)                       --             --              --              --
Touchstone Standby Income Fund (f)                             --             --              --              --

                                                                                  2003
                                                         ---------------------------------------------------------
                                                                                       Transfers
                                                           Units          Units       between Sub-    Net Increase
                                                         Purchased      Redeemed        accounts       (Decrease)
                                                         ---------------------------------------------------------
AIM V.I. Growth Fund                                         887         (5,845)          1,874          (3,084)
AIM V.I. Government Securities Fund                           16         (3,886)         (1,716)         (5,586)

Alger American Small Capitalization Portfolio                189           (467)          3,215           2,937
Alger American Growth  Portfolio                             630         (4,703)           (577)         (4,650)

Scudder VIT Equity 500 Index Fund                             93         (7,327)          8,178             944

MFS VIT Emerging Growth Series - Initial Class               218         (2,087)        (13,070)        (14,939)
MFS VIT Investors Trust Series - Initial Class               262         (3,038)            231          (2,545)

PIMCO Long-Term U.S. Government  Bond Portfolio               10         (4,490)          1,883          (2,597)

Putnam VT International Equity Fund - Class IB (b)           186         (2,690)         26,052          23,548

Touchstone Emerging Growth Fund                              233         (3,379)         (6,217)         (9,363)
Touchstone Third Avenue Value Fund (c)                        14         (5,013)          1,449          (3,550)
Touchstone Enhanced Dividend 30 Fund (a)                      36            (86)             (7)            (57)
Touchstone Value Plus Fund                                    80         (2,281)         (2,275)         (4,476)
Touchstone Growth & Income Fund                              406         (8,080)         (4,354)        (12,028)
Touchstone Balanced Fund                                     226         (7,027)         11,091           4,290
Touchstone High Yield Fund                                   340         (5,549)         (1,446)         (6,655)
Touchstone Core Bond Fund (d)                                193         (9,814)         (8,471)        (18,092)
Touchstone Money Market Fund                                  65        (15,874)         38,113          22,304
Touchstone International Equity Fund (e)                     927         (3,070)        (52,977)        (55,120)
Touchstone Standby Income Fund (f)                            33        (12,898)        (23,603)        (36,468)

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003
(b)   For the period July 28, 2003 (commencement of operations) to December 31,
      2003
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(d) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(e) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
(f) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 3

                                                                                   2004
                                                         ----------------------------------------------------------
                                                                                        Transfers
                                                           Units           Units       between Sub-    Net Increase
                                                         Purchased       Redeemed        accounts       (Decrease)
                                                         ----------------------------------------------------------
AIM V.I. Growth Fund                                           --           (597)             79            (518)
AIM V.I. Government Securities Fund                            --            (36)            (49)            (85)

Alger American Small Capitalization Portfolio                  --           (117)           (210)           (327)
Alger American Growth  Portfolio                               --           (239)             65            (174)

Scudder VIT Equity 500 Index Fund                              --             (3)             (4)             (7)

MFS VIT Emerging Growth Series - Initial Class                 --           (161)            994             833
MFS VIT Investors Trust Series - Initial Class                 --           (227)           (222)           (449)

PIMCO Long-Term U.S. Government  Bond Portfolio                --            (30)           (314)           (344)

Putnam VT International Equity Fund - Class IB (b)            132           (615)           (650)         (1,133)

Touchstone Emerging Growth Fund                               109           (169)             17             (43)
Touchstone Third Avenue Value Fund (c)                         --           (112)            (38)           (150)
Touchstone Enhanced Dividend 30 Fund (a)                       --            (52)             17             (35)
Touchstone Value Plus Fund                                     --           (175)         (1,301)         (1,476)
Touchstone Growth & Income Fund                               190           (697)           (821)         (1,328)
Touchstone Balanced Fund                                       65         (1,037)            875             (97)
Touchstone High Yield Fund                                    145           (635)          2,412           1,922
Touchstone Core Bond Fund (d)                                  --         (1,132)           (683)         (1,815)
Touchstone Money Market Fund                                   --           (776)             61            (715)
Touchstone International Equity Fund (e)                       --             --              --              --
Touchstone Standby Income Fund (f)                             --             --              --              --

                                                                                  2003
                                                         ---------------------------------------------------------
                                                                                       Transfers
                                                           Units          Units       between Sub-    Net Increase
                                                         Purchased      Redeemed        accounts       (Decrease)
                                                         ---------------------------------------------------------
AIM V.I. Growth Fund                                          28         (2,433)          2,654             249
AIM V.I. Government Securities Fund                           --         (1,803)           (518)         (2,321)

Alger American Small Capitalization Portfolio                 --         (1,828)             56          (1,772)
Alger American Growth  Portfolio                              22         (3,964)          1,005          (2,937)

Scudder VIT Equity 500 Index Fund                             --         (1,378)          1,197            (181)

MFS VIT Emerging Growth Series - Initial Class                22         (1,967)          2,137             192
MFS VIT Investors Trust Series - Initial Class                --         (1,182)            278            (904)

PIMCO Long-Term U.S. Government  Bond Portfolio               --         (1,140)              6          (1,134)

Putnam VT International Equity Fund - Class IB (b)            14         (1,495)         22,795          21,314

Touchstone Emerging Growth Fund                              129         (1,538)         (3,195)         (4,604)
Touchstone Third Avenue Value Fund (c)                        --         (1,544)            383          (1,161)
Touchstone Enhanced Dividend 30 Fund (a)                      --         (1,790)             (3)         (1,793)
Touchstone Value Plus Fund                                    --           (668)            348            (320)
Touchstone Growth & Income Fund                              184         (4,846)         (2,918)         (7,580)
Touchstone Balanced Fund                                      59         (2,784)         (5,169)         (7,894)
Touchstone High Yield Fund                                   125         (3,644)         (4,492)         (8,011)
Touchstone Core Bond Fund (d)                                 --         (3,762)         (3,770)         (7,532)
Touchstone Money Market Fund                                  --           (368)         17,282          16,914
Touchstone International Equity Fund (e)                     199         (3,180)        (38,306)        (41,287)
Touchstone Standby Income Fund (f)                            --            (87)        (15,540)        (15,627)

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003
(b)   For the period July 28, 2003 (commencement of operations) to December 31,
      2003
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(d) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(e) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund)
(f) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the years ended December 31, 2004, 2003, 2002, 2001. Twenty unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.

                                                                                     At December 31, 2004
                                                                           -----------------------------------------
                                                       Beginning                           Ending
                                                       Unit Value           Units        Unit Value       Net Assets
                                                         range             (000s)           range           (000s)
                                                    ----------------       ------     ----------------    ----------
AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                              $ 5.54 to $ 5.59          877     $ 5.90 to $ 5.97      $ 5,236
      V.I. Government Securities Fund                12.10 to 12.21            91      12.22 to 12.36         1,122
The Alger American Fund
      Small Capitalization Portfolio                  6.91 to 6.97            326       7.93 to 8.02          2,610
      Growth Portfolio                                7.70 to 7.77            799       8.00 to 8.09          6,460
Scudder Asset Management VIT Fund
      Equity 500 Index Fund                           7.76 to 7.81            277       8.45 to 8.53          2,359
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class          7.11 to 7.17            426       7.91 to 7.99          3,405
      Investors Trust Series - Initial Class          7.84 to 7.91            456       8.60 to 8.69          3,957
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio       14.20 to 14.33           289      15.04 to 15.21         4,390
Putnam Variable Trust - Class IB
      International Equity Fund                      12.94 to 12.95           673      14.80 to 14.85         9,993
Touchstone Variable Series Trust
      Baron Small Cap                                     12.90                72           16.27             1,166
      Emerging Growth Fund                           19.23 to 34.14           602      21.22 to 37.75        21,573
      Third Avenue Value Fund                        10.94 to 11.04           271      13.57 to 13.72         3,719
      Eagle Capital Appreciation Fund                     7.48                252           8.49              2,140
      Enhanced Dividend 30 Fund (a)                   8.76 to 8.84            181       9.08 to 9.18          1,660
      Value Plus Fund                                10.42 to 10.54           372      11.34 to 11.49         4,268
      Growth & Income Fund                           11.31 to 20.44           854      12.27 to 22.20        18,219
      Balanced Fund                                  13.07 to 22.00           784      14.11 to 23.79        17,876
      High Yield Fund                                11.68 to 11.79           925      12.60 to 12.74        11,785
      Core Bond Fund                                 12.65 to 15.74           589      12.87 to 16.04         9,307
      Money Market Fund                               9.96 to 10.11           785        9.94 to 10.11        7,925

                                                               For the period ended December 31, 2004
                                                    --------------------------------------------------------------

                                                    Investment (1)       Expense Ratio (2)        Total Return (3)
                                                     Income Ratio              range                    range
                                                    --------------       -----------------        ----------------
AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                     --              1.35% to 1.55%          6.50% to 6.78%
      V.I. Government Securities Fund                    3.09%             1.35% to 1.55%           .97% to 1.20%
The Alger American Fund
      Small Capitalization Portfolio                       --              1.35% to 1.55%         14.83% to 15.08%
      Growth Portfolio                                     --              1.35% to 1.55%          3.85% to 4.07%
Scudder Asset Management VIT Fund
      Equity 500 Index Fund                              1.12%             1.35% to 1.55%          8.94% to 9.18%
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class               --              1.35% to 1.55%         11.29% to 11.39%
      Investors Trust Series - Initial Class             0.62%             1.35% to 1.55%          9.62% to 9.89%
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio           3.94%             1.35% to 1.55%          5.92% to 6.15%
Putnam Variable Trust - Class IB
      International Equity Fund                          1.49%             1.35% to 1.55%         14.40% to 14.63%
Touchstone Variable Series Trust
      Baron Small Cap                                      --                  1.35%                   26.12%
      Emerging Growth Fund                               1.81%             1.35% to 1.55%         10.34% to 10.58%
      Third Avenue Value Fund                            0.26%             1.35% to 1.55%         24.01% to 24.24%
      Eagle Capital Appreciation Fund                    0.89%                 1.35%                   13.44%
      Enhanced Dividend 30 Fund (a)                      2.10%             1.35% to 1.55%          3.61% to 3.80%
      Value Plus Fund                                    0.74%             1.35% to 1.55%          8.84% to 9.06%
      Growth & Income Fund                               1.66%             1.35% to 1.55%          8.44% to 8.67%
      Balanced Fund                                      0.80%             1.35% to 1.55%          7.93% to 8.18%
      High Yield Fund                                    6.76%             1.35% to 1.55%          7.87% to 8.08%
      Core Bond Fund                                     3.61%             1.35% to 1.55%          1.75% to 1.91%
      Money Market Fund                                  1.24%             1.35% to 1.55%           -.19% to .01%

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted AICPA Statement of Position 03-5, Financial
      Highlights of Separate Accounts (SOP 03-5) for the period ended December 31, 2004. As permitted by SOP 03-5 , the Company has not restated financial highlight data for prior periods.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)

                                                                                At December 31, 2003
                                                                       ---------------------------------------
                                                    Beginning                        Ending
                                                    Unit Value          Units       Unit Value      Net Assets
                                                      range            (000s)         range           (000s)
                                                 ----------------      ------   ----------------    ----------
AIM Variable Insurance Funds, Inc.
     V.I. Growth Fund                            $ 4.29 to $ 4.32        877    $ 5.54 to $ 5.59     $ 5,236
     V.I. Government Securities Fund              12.16 to 12.25          91      12.10 to 12.21       1,122
The Alger American Fund
     Small Capitalization Portfolio                                      326       6.91 to 6.97        2,612
     Growth Portfolio                              5.79 to 5.83          799       7.70 to 7.77        6,459
Scudder Asset Management VIT Fund
     Equity 500 Index Fund                         6.15 to 6.18          277       7.76 to 7.81        2,361
MFS Variable Insurance Trust
     Emerging Growth Series - Initial Class        5.54 to 5.58          426       7.11 to 7.17        3,403
     Investors Trust Series - Initial Class        6.51 to 6.56          456       7.84 to 7.91        3,958
PIMCO Variable Insurance Trust
     Long-Term U.S. Government Bond Portfolio     13.88 to 13.98         289      14.20 to 14.33       4,391
Putnam Variable Trust - Class IB (a)
     International Equity Fund                         10.00             673      12.94 to 12.95       9,992
Touchstone Variable Series Trust
     Baron Small Cap (b)                               10.00              72          12.90            1,166
     Emerging Growth Fund                          13.26 to 23.49        602      19.23 to 34.14      21,575
     Third Avenue Value Fund (c)                   7.77 to 7.83          271      10.94 to 11.04       3,719
     Eagle Capital Appreciation Fund (d)               5.76              252           7.48            2,141
     Enhanced Dividend 30 Fund (i)                 6.75 to 6.80          181       8.76 to 8.84        1,661
     Value Plus Fund                               8.16 to 8.23          372      10.42 to 10.54       4,268
     Growth & Income Fund                          8.65 to 15.59         854      11.31 to 20.44      18,216
     Balanced Fund                                10.92 to 18.34         784      13.07 to 22.00      17,878
     High Yield Fund                               9.57 to 9.64          925      11.68 to 11.79      11,783
     Core Bond Fund (e)                           12.41 to 15.41         589      12.65 to 15.74       9,306
     Money Market Fund                            10.00 to 10.14         785       9.96 to 10.11       7,928
     International Equity Fund (f)                 6.05 to 9.35           --            --                --
     Growth/Value Fund  (g)                            5.39               --            --                --
     Standby Income Fund (h)                      11.71 to 13.25          --            --                --

                                                           For the period ended December 31, 2003
                                                 ----------------------------------------------------------

                                                 Investment (1)     Expense Ratio (2)      Total Return (3)
                                                  Income Ratio            range                 range
                                                 --------------     -----------------      ----------------
AIM Variable Insurance Funds, Inc.
     V.I. Growth Fund                                   --            1.35% to 1.55%       29.24% to 29.49%
     V.I. Government Securities Fund                  1.47%           1.35% to 1.55%        -.47% to -.28%
The Alger American Fund
     Small Capitalization Portfolio                     --            1.35% to 1.55%       40.17% to 40.45%
     Growth Portfolio                                   --            1.35% to 1.55%       33.10% to 33.36%
Scudder Asset Management VIT Fund
     Equity 500 Index Fund                            0.98%           1.35% to 1.55%       26.20% to 26.45%
MFS Variable Insurance Trust
     Emerging Growth Series - Initial Class             --            1.35% to 1.55%       28.24% to 28.49%
     Investors Trust Series - Initial Class           0.66%           1.35% to 1.55%       20.28% to 20.52%
PIMCO Variable Insurance Trust
     Long-Term U.S. Government Bond Portfolio         4.10%           1.35% to 1.55%        2.31% to 2.51%
Putnam Variable Trust - Class IB (a)
     International Equity Fund                          --            1.35% to 1.55%       29.37% to 29.54%
Touchstone Variable Series Trust
     Baron Small Cap (b)                                --                1.35%                 29.01%
     Emerging Growth Fund                               --            1.35% to 1.55%       45.02% to 45.30%
     Third Avenue Value Fund (c)                      0.07%           1.35% to 1.55%       40.75% to 41.03%
     Eagle Capital Appreciation Fund (d)              0.20%               1.35%                 29.95%
     Enhanced Dividend 30 Fund (i)                    1.10%           1.35% to 1.55%       29.85% to 30.10%
     Value Plus Fund                                  0.93%           1.35% to 1.55%       27.74% to 27.99%
     Growth & Income Fund                             3.63%           1.35% to 1.55%       30.81% to 31.07%
     Balanced Fund                                    0.59%           1.35% to 1.55%       19.72% to 19.95%
     High Yield Fund                                  8.27%           1.35% to 1.55%       22.09% to 22.34%
     Core Bond Fund (e)                               3.19%           1.35% to 1.55%        1.91% to 2.11%
     Money Market Fund                                1.45%           1.35% to 1.55%        -.41% to -.33%
     International Equity Fund (f)                    2.39%           1.35% to 1.55%              --
     Growth/Value Fund  (g)                             --                1.35%                   --
     Standby Income Fund (h)                          1.71%           1.35% to 1.55%              --

(a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
(d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Captial Appreciation Fund effective November 1, 2003.
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
(f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
(g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assetst transferred to Touchstone Money Market
      Fund).
(i) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12, 2003.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted AICPA Statement of Position 03-5, Financial
      Highlights of Separate Accounts (SOP 03-5) for the period ended December 31, 2003. As permitted by SOP 03-5 , the Company has not restated financial highlight data for prior periods.

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)

                                                                                     At December 31, 2002
                                                                          -------------------------------------------
                                                      Beginning                            Ending
                                                      Unit Value          Units          Unit Value        Net Assets
                                                   lowest to highest      (000s)     lowest to highest       (000s)
                                                   -----------------      ------     -----------------     ----------
AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                             $ 6.31 to $ 6.34        1,224      $ 4.29 to $ 4.32       $ 5,282
      V.I. Government Securities Fund               11.27 to 11.33           362       12.16 to 12.25          4,431
The Alger American Fund
      Small Capitalization Portfolio                 6.78 to 6.82            350        4.93 to 4.96           1,736
      Growth Portfolio                               8.77 to 8.82          1,109        5.79 to 5.83           6,461
Scudder Asset Management VIT Fund (a)
      Equity 500 Index Fund                          8.03 to 8.06            195        6.15 to 6.18           1,203
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class         8.50 to 8.54            583        5.54 to 5.58           3,255
      Investors Trust Series - Initial Class         8.37 to 8.41            667        6.51 to 6.56           4,378
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio      11.99 to 12.05           551       13.88 to 13.98          7,699
Touchstone Variable Series Trust
      International Equity Fund                      8.05 to 12.40         1,113        6.05 to 9.35           9,995
      Emerging Growth Fund                          17.34 to 30.65           783       13.26 to 23.49         17,472
      Small Cap Value Fund                          10.19 to 10.25           163        7.77 to 7.83           1,273
      Growth/Value Fund                                  8.57                122            5.39                 659
      Large Cap Growth Fund (b)                          8.91                 35            5.76                 202
      Enhanced 30 Fund                               8.86 to 8.91            179        6.75 to 6.80           1,216
      Value Plus Fund                               11.29 to 11.37           399        8.16 to 8.23           3,282
      Growth & Income Fund                          10.32 to 18.57         1,198        8.65 to 15.59         17,990
      Balanced Fund                                 12.20 to 20.45         1,075       10.92 to 18.34         19,037
      High Yield Fund                                9.45 to 9.50          1,325        9.57 to 9.64          12,761
      Bond Fund                                     11.68 to 14.47           992       12.41 to 15.41         15,065
      Standby Income Fund                           11.53 to 13.03         1,017       11.71 to 13.25         13,384
      Money Market Fund                                  10.12               201           10.14               2,035

                                                                For the period ended December 31, 2002
                                                   ----------------------------------------------------------------

                                                    Investment           Expense Ratio               Total Return
                                                   Income Ratio        lowest to highest          lowest to highest
                                                   ------------        -----------------          -----------------
AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                   --              1.35% to 1.55%          -32.03% to -31.89%
      V.I. Government Securities Fund                  2.71%             1.35% to 1.55%            7.92% to 8.13%
The Alger American Fund
      Small Capitalization Portfolio                     --              1.35% to 1.55%          -27.35% to -27.21%
      Growth Portfolio                                 0.04%             1.35% to 1.55%          -34.02% to -33.89%
Scudder Asset Management VIT Fund (a)
      Equity 500 Index Fund                            1.06%             1.35% to 1.55%          -23.50% to -23.35%
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class             --              1.35% to 1.55%          -34.77% to -34.64%
      Investors Trust Series - Initial Class           0.57%             1.35% to 1.55%          -22.17% to -22.02%
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio         6.45%             1.35% to 1.55%           15.79% to 16.02%
Touchstone Variable Series Trust
      International Equity Fund                        0.64%             1.35% to 1.55%          -24.75% to -24.60%
      Emerging Growth Fund                             1.78%             1.35% to 1.55%          -23.50% to -23.35%
      Small Cap Value Fund                               --              1.35% to 1.55%          -23.73% to -23.58%
      Growth/Value Fund                                  --                  1.35%                    -37.15%
      Large Cap Growth Fund (b)                          --                  1.35%                    -35.36%
      Enhanced 30 Fund                                 1.12%             1.35% to 1.55%          -23.85% to -23.70%
      Value Plus Fund                                  0.88%             1.35% to 1.55%          -27.78% to -27.63%
      Growth & Income Fund                             3.28%             1.35% to 1.55%          -16.21% to -16.04%
      Balanced Fund                                    1.81%             1.35% to 1.55%          -10.48% to -10.30%
      High Yield Fund                                  6.51%             1.35% to 1.55%            1.25% to 1.45%
      Bond Fund                                        8.29%             1.35% to 1.55%            6.28% to 6.49%
      Standby Income Fund                              3.02%             1.35% to 1.55%            1.51% to 1.71%
      Money Market Fund                                1.44%                 1.35%                      0.24%

(a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
(b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)

                                                                                    At December 31, 2001
                                                                          -------------------------------------------
                                                       Beginning                            Ending
                                                      Unit Value           Units          Unit Value       Net Assets
                                                   lowest to highest      (000s)      lowest to highest      (000s)
                                                   -----------------      ------      -----------------    ----------
AIM Variable Insurance Funds, Inc.
       V.I. Growth Fund                            $ 9.69 to $ 9.72        1,621      $ 6.31 to $ 6.34      $ 10,276
       V.I. Government Securities Fund              10.75 to 10.79           160        11.27 to 11.33         1,810
The Alger American Fund
       Small Capitalization Portfolio                9.77 to 9.80            497         6.78 to 6.82          3,385
       Growth Portfolio                             10.10 to 10.13         1,593         8.77 to 8.82         14,046
Deutsche Asset Management VIT Fund
       Equity 500 Index Fund                         9.29 to 9.30            186         8.03 to 8.06          1,497
MFS Variable Insurance Trust
       Emerging Growth Series - Initial Class       12.97 to 13.02           763         8.50 to 8.54          6,519
       Investors Trust Series - Initial Class       10.11 to 10.15           970         8.37 to 8.41          8,159
PIMCO Variable Insurance Trust
       Long-Term U.S. Government Bond Portfolio     11.50 to 11.53           516        11.99 to 12.05         6,221
Touchstone Variable Series Trust
       International Equity Fund                    11.62 to 17.87         1,313        8.05 to 12.40         15,650
       Emerging Growth Fund                         18.08 to 31.91           988        17.34 to 30.65        28,878
       Small Cap Value Fund                          9.07 to 9.10            130        10.19 to 10.25         1,333
       Growth/Value Fund *                               10.00               121             8.57              1,042
       Equity Fund *                                     10.00                45             8.91                405
       Enhanced 30 Fund                             10.17 to 10.20           198         8.86 to 8.91          1,760
       Value Plus Fund                              11.57 to 11.63           530        11.29 to 11.37         6,024
       Growth & Income Fund                         11.07 to 19.87         1,463        10.32 to 18.57        26,286
       Balanced Fund                                12.07 to 20.19         1,301        12.20 to 20.45        25,768
       High Yield Fund                               8.97 to 9.00          1,620         9.45 to 9.50         15,383
       Bond Fund                                    11.00 to 13.60         1,163        11.68 to 14.47        16,544
       Standby Income Fund                          11.18 to 12.61         1,393        11.53 to 13.03        18,044
       Money Market Fund (a)                             10.00                98            10.12                996
       Income Opportunity Fund (b)                   8.32 to 14.89            --              --                  --

                                                              For the period ended December 31, 2001
                                                   -------------------------------------------------------------

                                                    Investment          Expense Ratio             Total Return
                                                   Income Ratio       lowest to highest        lowest to highest
                                                   ------------       -----------------        -----------------
AIM Variable Insurance Funds, Inc.
       V.I. Growth Fund                                0.17%            1.35% to 1.55%        -34.90% to -34.77%
       V.I. Government Securities Fund                 3.35%            1.35% to 1.55%          4.78% to 4.99%
The Alger American Fund
       Small Capitalization Portfolio                  0.04%            1.35% to 1.55%        -30.60% to -30.46%
       Growth Portfolio                                0.24%            1.35% to 1.55%        -13.17% to -13.00%
Deutsche Asset Management VIT Fund
       Equity 500 Index Fund                           0.79%            1.35% to 1.55%        -13.53% to -13.36%
MFS Variable Insurance Trust
       Emerging Growth Series - Initial Class            --             1.35% to 1.55%        -34.51% to -34.38%
       Investors Trust Series - Initial Class          0.71%            1.35% to 1.55%        -17.24% to -17.08%
PIMCO Variable Insurance Trust
       Long-Term U.S. Government Bond Portfolio        7.11%            1.35% to 1.55%          4.25% to 4.46%
Touchstone Variable Series Trust
       International Equity Fund                         --             1.35% to 1.55%        -30.76% to -30.62%
       Emerging Growth Fund                              --             1.35% to 1.55%         -4.12% to -3.93%
       Small Cap Value Fund                            0.38%            1.35% to 1.55%         12.40% to 12.63%
       Growth/Value Fund *                               --                  1.35%                  -14.27%
       Equity Fund *                                     --                  1.35%                  -10.90%
       Enhanced 30 Fund                                0.81%            1.35% to 1.55%        -12.81% to -12.63%
       Value Plus Fund                                 1.13%            1.35% to 1.55%         -2.41% to -2.21%
       Growth & Income Fund                            3.38%            1.35% to 1.55%         -6.73% to -6.54%
       Balanced Fund                                   3.20%            1.35% to 1.55%          1.10% to 1.30%
       High Yield Fund                                16.91%            1.35% to 1.55%          5.29% to 5.50%
       Bond Fund                                       5.91%            1.35% to 1.55%          6.19% to 6.40%
       Standby Income Fund                             5.05%            1.35% to 1.55%          3.13% to 3.33%
       Money Market Fund (a)                           1.75%                 1.35%                   1.18%
       Income Opportunity Fund (b)                    10.37%            1.35% to 1.55%                --

(a)   For the period May 1, 2001 (commencement of operations) to December 31,
      2001
(b) For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

          Western & Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

7. SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2004 is listed below.

AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                            326,240 shares
      V.I. Government Securities Fund                              92,944 shares
The Alger American Fund
      Small Capitalization Portfolio                              128,849 shares
      Growth Portfolio                                            183,951 shares
Scudder Asset Management VIT Fund
      Equity 500 Index Fund                                       185,346 shares
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class                      194,331 shares
      Investors Trust Series - Initial Class                      218,891 shares
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio                    392,894 shares
Putnam Variable Trust - Class IB
      International Equity Fund                                   679,330 shares
Touchstone Variable Series Trust
      Baron Small Cap Fund                                         63,114 shares
      Emerging Growth Fund                                      1,032,690 shares
      Third Avenue Value Fund                                     158,218 shares
      Eagle Capital Appreciation Fund                             163,999 shares
      Enhanced Dividend 30 Fund (a)                               181,270 shares
      Value Plus Fund                                             401,943 shares
      Growth & Income Fund                                      1,699,510 shares
      Balanced Fund                                             1,095,353 shares
      High Yield Fund                                           1,426,742 shares
      Core Bond Fund                                              920,625 shares
      Money Market Fund                                         7,926,543 shares

(a) Sub-Account name change from Touchstone Enhanced 30 Fund to Touchstone Enhanced Dividend 30 Fund effective December 12. 2003

STATUTORY-BASIS FINANCIAL STATEMENTS

Western-Southern Life Assurance Company
Years Ended December 31, 2004 and 2003 with Report of Independent Registered Public Accounting Firm

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years Ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Balance Sheets - Statutory-Basis...............................................2
Statements of Operations - Statutory-Basis.....................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.................4
Statements of Cash Flows - Statutory-Basis.....................................5
Notes to Statutory-Basis Financial Statements..................................6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Western-Southern Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 2 and 9.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western-Southern Life Assurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

                                                            /s/Ernst & Young LLP
March 31, 2005
Cincinnati, Ohio

                     Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis

                                                                                        2004                2003
                                                                                 ----------------------------------------
                                                                                               (in thousands)
ADMITTED ASSETS
     Debt securities                                                                     $ 7,655,239         $ 7,078,429
     Preferred and common stocks                                                             216,106             218,496
     Mortgage loans                                                                          429,118             435,644
     Policy loans                                                                             49,440              49,685
     Real estate, held for the production of income                                                -               7,207
     Cash, cash equivalents and short-term investments                                       123,109             106,856
     Other invested assets                                                                   130,400              75,484
                                                                                 ----------------------------------------
     Total cash and invested assets                                                        8,603,412           7,971,801
     Premiums deferred and uncollected                                                        16,025              13,566
     Investment income due and accrued                                                        88,197              82,183
     Reinsurance due, held by parent                                                               -                 180
     Net deferred income tax asset                                                            34,581              49,795
     Other admitted assets                                                                     7,476               6,911
     Separate account assets                                                                 148,883             157,968
                                                                                 ----------------------------------------
Total admitted assets                                                                    $ 8,898,574         $ 8,282,404
                                                                                 ========================================

LIABILITIES AND CAPITAL AND SURPLUS
     Policy reserves                                                                     $ 7,727,976         $ 7,217,152
     Liability for deposit-type contracts                                                     49,540              44,565
     Policy and contract claims in process of settlement                                       4,863               4,978
     Amounts due to affiliates:
        Federal income taxes payable                                                          12,816              10,535
        General expenses                                                                         982              18,924
     Liability for temporary investments held for affiliates                                 137,081             187,485
     Borrowed money and interest                                                                   -             118,480
     Other liabilities                                                                       248,626              45,269
     Interest maintenance reserve                                                             21,864              31,023
     Asset valuation reserves                                                                 53,039              24,967
     Separate account liabilities                                                            148,883             157,968
                                                                                 ----------------------------------------
     Total liabilities                                                                     8,405,670           7,861,346

     Common stock, $1 par value, authorized 10,000 shares,
        issued and outstanding 2,500 shares                                                    2,500               2,500
     Paid-in surplus                                                                         379,941             379,940
     Unassigned surplus                                                                      110,463              38,618
                                                                                 ----------------------------------------
     Total capital and surplus                                                               492,904             421,058
                                                                                 ----------------------------------------
Total liabilities and capital and surplus                                                $ 8,898,574         $ 8,282,404
                                                                                 ========================================

See accompanying notes.

                     Western-Southern Life Assurance Company

                   Statements of Operations - Statutory-Basis

                                                                                                   YEAR ENDED DECEMBER 31
                                                                                                  2004                2003
                                                                                        ----------------------------------------
                                                                                          (in thousands)
Revenue:
     Premiums                                                                                   $ 1,032,499         $ 1,299,033
     Net investment income                                                                          489,552             449,850
     Considerations for supplementary contracts with life contingencies                               3,948               2,974
     Other                                                                                          (46,131)            (20,355)
                                                                                        ----------------------------------------
                                                                                                  1,479,868           1,731,502
Policy benefits and expenses:
     Death benefits                                                                                   8,105               7,484
     Annuity benefits                                                                               178,803             141,983
     Surrender benefits                                                                             545,553             334,343
     Other benefits                                                                                     405                 297
     Increase in policy reserves and other policyholders' funds                                     513,043           1,053,452
     Commissions on premiums                                                                         60,162              73,917
     General expenses                                                                                64,254              69,022
     Net transfers from separate accounts                                                           (22,682)            (28,695)
                                                                                        ----------------------------------------
                                                                                                  1,347,643           1,651,803
                                                                                        ----------------------------------------

Gain from operations before federal income tax expense
     and net realized capital gainss(losses)                                                        132,225              79,699

Federal income tax expense                                                                           28,455              23,111
                                                                                        ----------------------------------------
Net gain from operations before net realized capital gains (losses)                                 103,770              56,588

Net realized capital gains (losses)                                                                  10,233             (11,377)
                                                                                        ----------------------------------------
Net income                                                                                        $ 114,003            $ 45,211
                                                                                        ========================================

See accompanying notes.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis

                                                                                                    YEAR ENDED DECEMBER 31
                                                                                                   2004                2003
                                                                                        ----------------------------------------
                                                                                                       (in thousands)
Capital and surplus, beginning of year                                                            $ 421,058           $ 374,270
Net income                                                                                          114,003              45,211
Change in net unrealized gains (net of deferred taxes of
   of $2,156 in 2004 and ($10,903) in 2003)                                                            (921)             12,840
Change in net deferred income tax asset                                                             (14,297)            (25,818)
Change in nonadmitted assets                                                                          1,133               7,729
Change in asset valuation reserve                                                                   (28,072)            (19,493)
Paid in capital                                                                                           -              26,319
                                                                                        ----------------------------------------
Capital and surplus, end of year                                                                  $ 492,904           $ 421,058
                                                                                        ========================================

See accompanying notes.

                     Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis

                                                                                                        YEAR ENDED DECEMBER 31
                                                                                                        2004               2003
                                                                                               -------------------------------------
                                                                                                          (in thousands)
OPERATING ACTIVITIES:
     Premium and annuity considerations                                                              $ 1,034,612        $ 1,304,375
     Net investment income received                                                                      485,841            456,734
     Benefits paid                                                                                      (730,720)          (482,609)
     Net transfers from separate accounts                                                                 22,967             29,631
     Insurance and general expenses                                                                     (131,937)          (142,248)
     Federal income taxes paid to parent                                                                 (26,235)           (14,431)
     Other, net                                                                                          (46,132)            (2,853)
                                                                                               -------------------------------------
     Net cash provided by operating activities                                                           608,396          1,148,599
                                                                                               -------------------------------------

INVESTMENT ACTIVITIES:
     Proceeds from investments sold, matured or repaid:
          Bonds                                                                                        4,949,674          7,609,848
          Stocks                                                                                       1,110,754            134,510
          Mortgage loans                                                                                  45,921             80,721
          Real estate                                                                                      8,524                  -
          Other invested assets                                                                           13,028             15,770
          Miscellaneous proceeds                                                                         177,174                  -
                                                                                               -------------------------------------
     Net proceeds from investments sold, matured or repaid                                             6,305,075          7,840,849
     Cost of investments acquired:
          Bonds                                                                                       (5,524,700)        (8,893,354)
          Stocks                                                                                      (1,109,435)          (109,103)
          Mortgage loans                                                                                 (39,361)           (75,968)
          Real estate                                                                                       (146)                 -
          Other invested assets                                                                          (15,996)            (2,964)
          Miscellaneous applications                                                                           -                 (4)
                                                                                               -------------------------------------
     Total cost of investments acquired                                                               (6,689,638)        (9,081,393)
     Net change in policy and other loans                                                                    245                315
                                                                                               -------------------------------------
     Net cash used by investment activities                                                             (384,318)        (1,240,229)
                                                                                               -------------------------------------
FINANCING ACTIVITIES:
     Borrowed money                                                                                     (118,480)           (94,335)
     Net deposits on deposit-type contract funds and other insurance liabilities                               -                 (7)
     Other cash provided (applied)                                                                       (89,345)          (274,022)
                                                                                               -------------------------------------
     Net cash used by financing activities                                                              (207,825)          (368,364)
                                                                                               -------------------------------------
     Net change in cash, cash equivalents and short-term investments                                      16,253           (459,994)
     Cash, cash equivalents and short-term investments:
          Beginning of year                                                                              106,856            566,850
                                                                                               -------------------------------------
                                                                                               -------------------------------------
          End of year                                                                                  $ 123,109          $ 106,856
                                                                                               =====================================

See accompanying notes.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2004 and 2003


1.   ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern agents and various financial institutions. The Company is licensed in 45 states, the District of Columbia and Guam, actively selling in twenty-one states, and 90% of its field force is located in seventeen Midwest and South-central states.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

     o Certain assets are excluded from the balance sheet as "non-admitted assets" (principally a portion of deferred tax assets) for statutory reporting purposes.

     o Fixed securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating.

     o Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

     o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operatons on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

     o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

     o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

     o Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

During 2003, the Company determined that its deferred tax asset balance was misstated due to errors made upon adoption of Codification in 2001. The prior period adjustment, which decreases capital and surplus by $24.9 million, is included in the 2003 change in net deferred income tax line on the statements of changes in capital and surplus.

See Note 9 for a reconciliation of the Company's capital and surplus and net income from statutory to GAAP.

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stocks are valued as prescribed by the NAIC. Debt securities are valued principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, are valued at cost and all other stocks are valued at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The Company has not elected to use book value as of January 1, 1994 as the cost for applying the retrospective method of adjustment to securities purchased prior to the date.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Dividends received from subsidiaries are included in "net investment income" in the statements of operations.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures, partnerships, and LLC's are carried at the Company's interest in the underlying GAAP equity of the investee. The carrying value shown in the balance sheet under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when received.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was $(2.3) million and $13.3 million, net of federal income tax expense (benefit) of $(1.3) million and $7.1 million in 2004 and 2003, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, and for valuation reserves are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

Policy reserves for life insurance and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                   PERCENTAGE OF RESERVES
                                                             -----------------------------------
                                                                    2004              2003
                                                             ---------------- ------------------
    Life insurance:
         1958 and 1980 Commissioners Standard Ordinary,
         31/2% -51/2%                                                 12.9%            13.6%
    Annuities:
         Various, 21/2 -8 1/4%                                        86.9             86.2
    Supplemental benefits:
         Various, 21/2% -81/4%                                         0.2              0.2
                                                             ---------------- ------------------
                                                                     100.0%           100.0%
                                                             ================ ==================

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liabilities will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2004, reserves of $12.7 million are recorded on inforce amounts of $2,806.7 million for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2004 and 2003. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

BORROWED MONEY

The Company periodically invests in dollar-roll reverse repurchase agreements. The Company policy requires a minimum of 102% of the fair value of securities purchased under the agreements to be maintained as collateral. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. As of December 31, 2004, there were no mortgage-backed securities, which were subject to the agreements.

RETIREMENT PLANS

The Company participates in a qualified, noncontributory defined pension plan sponsored by Western and Southern. In addition, the Company provides certain other post-retirement benefits to retired employees through a plan sponsored by Western and Southern. The Company has no legal obligation for benefits under these plans. Western and Southern allocates expenses to the Company based on salary ratios.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNT

The separate accounts held by the Company relate to variable annuity contracts and market value adjusted annuity contracts. The variable annuity contracts held by the Company are non-guaranteed return contracts. The company collects certain fees for the administration of, and other benefits under, the contracts. The other activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES

As of January 1, 2005, the Company will adopt Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCAs). This statement requires SCA's involved in specified activities where 20% or more of the SCAs revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company expects to record an increase to surplus of $9.9 million.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain 2003 amounts have been reclassified to conform to the 2004 presentation.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit risk and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

                                                                               2004
                                                -------------------------------------------------------------------
                                                    AMORTIZED        UNREALIZED      UNREALIZED        ESTIMATED
                                                      COST             GAINS           LOSSES         FAIR VALUE
                                                -------------------------------------------------------------------
                                                                          (in thousands)
U.S. Treasury securities and obligations
   of U.S. government corporations and
   agencies                                        $  137,793        $   6,484      $      (3)       $  144,274
Debt securities issued by states of the
   U.S. and political subdivisions of the
   States                                              77,199              801           (393)           77,607
Corporate securities/asset-backed
  securities                                        5,395,605          294,158         (9,247)        5,680,516
Mortgage-backed securities                          2,044,642           20,215         (7,609)        2,057,248
                                                -------------------------------------------------------------------
Total                                              $7,655,239        $ 321,658      $ (17,252)       $7,959,645
                                                ===================================================================
                                                                               2003
                                                -------------------------------------------------------------------
                                                    AMORTIZED        UNREALIZED      UNREALIZED        ESTIMATED
                                                      COST             GAINS           LOSSES         FAIR VALUE
                                                -------------------------------------------------------------------
                                                                          (in thousands)
Foreign governments                                $     3,011       $       -      $     (60)       $     2,951
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                           180,431          10,076           (864)           189,643
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                           97,930             753           (328)            98,355
Corporate securities/asset backed securities
                                                     4,393,592         294,324        (17,506)         4,670,410
Mortgage-backed securities                           2,403,465          42,373        (21,815)         2,424,023
                                                -------------------------------------------------------------------
Total                                              $ 7,078,429       $ 347,526      $ (40,573)       $ 7,385,382
                                                ===================================================================

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

A summary of the Company's gross unrealized losses and the associated fair value is as follows:

                                                                               2004
                                                 ------------------------------------------------------------------
                                                 UNREALIZED LOSSES LESS THAN OR    UNREALIZED LOSSES GREATER THAN
                                                       EQUAL TO 12 MONTHS                   12 MONTHS
                                                 --------------- ---------------- --------------- -----------------
                                                   UNREALIZED    ESTIMATED FAIR     UNREALIZED     ESTIMATED FAIR
                                                     LOSSES           VALUE           LOSSES           VALUE
                                                 --------------- ---------------- --------------- -----------------
                                                                          (in thousands)
Debt securities:
 U.S. Treasury securities and obligations of
    U.S. government corporations and agencies              (3)           2,197                -                -
 Debt securities issued by states of the U.S.
    and political subdivisions of the states             (302)          14,848             (91)            4,754
 Corporate securities/asset-backed securities          (6,151)         552,495          (3,096)           80,636
 Mortgage-backed securities                            (5,462)         709,709          (2,147)           81,341
                                                 --------------- ---------------- --------------- -----------------
Total                                                $(11,918)      $1,279,249        $ (5,334)        $ 166,731
                                                 =============== ================ =============== =================
Preferred stocks                                     $    (16)      $   24,480        $      -         $       -
                                                 =============== ================ =============== =================
Common stocks, unaffiliated                          $   (822)      $    3,633        $      -         $       -
                                                 =============== ================ =============== =================

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

                                                                           2003
                                            -------------------------------------------------------------------
                                              UNREALIZED LOSSES LESS THAN OR  UNREALIZED LOSSES GREATER THAN
                                                  EQUAL TO 12 MONTHS                     12 MONTHS
                                            ---------------- --------------- ----------------- ----------------
                                                UNREALIZED      ESTIMATED        UNREALIZED     ESTIMATED FAIR
                                                  LOSSES        FAIR VALUE         LOSSES            VALUE
                                            ---------------- --------------- ----------------- ----------------
                                                                      (in thousands)
Debt securities:
  Foreign governments                         $       (60)    $     2,951      $         -       $         -
  U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                       (864)         25,254                -                 -
  Debt securities issued by states of the
     U.S. and political subdivisions of
     the states                                      (328)         15,171                -                 -
  Corporate securities/asset-backed
     securities                                   (17,458)        672,179              (48)            3,930
  Mortgage-backed securities
                                                  (21,815)      1,174,041                -                 -
                                            ---------------- --------------- ----------------- ----------------
Total                                         $   (40,525)    $ 1,889,596     $        (48)      $     3,930
                                            ================ =============== ================= ================
Preferred stocks                              $         -     $         -     $          -       $        14
                                            ================ =============== ================= ================
Common stocks, unaffiliated                   $      (474)    $       406     $          -       $         -
                                            ================ =============== ================= ================

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

The amortized cost and estimated fair value of debt securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

                                                                          AMORTIZED            ESTIMATED
                                                                             COST             FAIR VALUE
                                                                     ------------------------------------------
                                                                                    (in thousands)
      Due in one year or less                                            $      179,538      $      187,948
      Due after one year through five years                                   1,336,054           1,415,682
      Due after five years through ten years                                  2,578,528           2,717,310
      Due after ten years                                                     1,516,477           1,581,457
      Mortgage-backed securities                                              2,044,642           2,057,248
                                                                     ------------------------------------------
      Total                                                               $   7,655,239       $   7,959,645
                                                                     ==========================================

Proceeds from sales of investments in debt securities during 2004 and 2003 were $1,079.2 million and $1,936.9 million, respectively. Gross gains of $26.9 million and $34.0 million and gross losses of $15.5 million and $21.5 million were realized on these sales in 2004 and 2003, respectively.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks, are as follows:

                                                                           2004
                                              ----------------------------------------------------------------
                                                              UNREALIZED        UNREALIZED           FAIR
                                                COST            GAINS             LOSSES             VALUE
                                              ----------------------------------------------------------------
                                                                      (in thousands)
       Preferred stocks                        $ 169,539      $     9,228       $      (16)       $ 178,751
                                              ================================================================
       Common stocks, unaffiliated             $  35,684      $     7,864       $     (822)       $  42,726
       Common stocks of subsidiaries             108,668                -         (104,827)           3,841
                                              ----------------------------------------------------------------
       Total common stocks                     $ 144,352      $     7,864       $ (105,649)       $  46,567
                                              ================================================================
                                                                            2003
                                              ----------------------------------------------------------------
                                                                UNREALIZED    UNREALIZED LOSSES       FAIR
                                                   COST            GAINS                              VALUE
                                              --------------- --------------- ------------------ -------------
                                                                          (in thousands)
     Preferred stocks                          $  184,410     $    11,189       $        -        $  195,599

                                              =============== =============== ================== =============
     Common stocks, unaffiliated               $   26,319     $     1,524       $     (474)       $   27,369
     Common stocks of subsidiaries                104,207               -          (97,490)            6,717
                                              --------------- --------------- ------------------ -------------
     Total common stock                        $  130,526     $     1,524       $  (97,964)       $   34,086
                                              =============== =============== ================== =============

Proceeds from sales of investments in equity securities during 2004 and 2003 were $57.8 million and $46.1 million, respectively. Gross gains of $0.2 million and $1.5 million and gross losses of $0.0 million and $11.5 million were realized on those sales in 2004 and 2003, respectively.

                     Western-Southern Life Assurance Company

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $429.1 million and $456.6 million, and $435.6 million and $463.8 million at December 31, 2004 and 2003, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $49.4 million and $49.7 million at December 31, 2004 and 2003, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $7,645.3 million and $7,532.1 million, and $7,157.6 million and $7,043.4 million at December 31, 2004 and 2003, respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5.   CONCENTRATIONS OF CREDIT RISK

At December 31, 2004, the Company held unrated or less-than-investment grade corporate bonds with a book value of $520.4 million and an aggregate fair value of $578.4 million. Those holdings amounted to 6.80% of the Company's investments in bonds and 5.85% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in its overall investment strategy.

                     Western-Southern Life Assurance Company

5.   CONCENTRATIONS OF CREDIT RISK (CONTINUED)

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2004, 38.1% of such mortgages, or $163.6 million, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties. The mortgage outstanding on any individual property does not exceed $21.4 million.

During 2004, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 9.25% and 6.20%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2004, the Company held no mortgages with interest overdue beyond one year.

During 2004, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2004, the Company's investments in mortgage loans were not subject to prior liens. At December 31, 2004, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6.   RELATED PARTY TRANSACTIONS

The Company has no employees of its own and reimburses Western and Southern for management services and rent. Management services provided by Western and Southern amounted to $52.7 million and $53.9 million in 2004 and 2003, respectively. Rent expense was $4.9 million and $4.9 million in 2004 and 2003, respectively.

On September 29, 2003, the Company received a capital contribution of $26.3 million from Western and Southern. The capital contribution was in the form of common stocks with a market value of $22.6 million.

                     Western-Southern Life Assurance Company

6.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company made capital contributions of $2.8 million and $8.0 million to Touchstone Securities, Inc. during 2004 and 2003, respectively. Additionally, the Company paid commissions of $1.1 million and $1.1 million to Touchstone Securities, Inc. and commissions of $0.5 million and $0.3 to Fort Washington Brokerage Services (FWBS), during 2004 and 2003 respectively.

During 2004, the Company made $1.0 million of capital contributions to Integrated Fund Service (IFS), while no capital contributions were made in 2003. Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $8.4 million and $11.5 million in 2004 and 2003, respectively.

At December 31, 2004, the Company had $11.0 million invested in the Touchstone Funds which are mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS. The Company had no investments in Touchstone Funds at December 31, 2003.

7.   FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. The Company had a payable to Western and Southern in the amount of $12.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

Income before federal income taxes differs from taxable income principally due to accrued market discounts, differences in net deferred acquisition costs and contingency liabilities between tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $27.5 million and $17.8 million from 2004 and 2003, respectively.

The components of the net deferred tax asset at December 31, are as follows:

                                                       2004              2003
                                                    ---------------------------
                                                            (in thousands)
Gross deferred tax assets                            $  59,636      $    70,984
Gross deferred tax liabilities                          22,323           17,218
Deferred tax assets nonadmitted                          2,732            3,971
Decrease in deferred tax assets nonadmitted             (1,239)          (7,523)

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                    2004            2003
                                            ----------------------------------
                                                      (in thousands)
Current year expense                           $  29,529       $   17,291
Tax credits                                       (2,010)            (785)
Prior year over accrual                              996            1,844
                                            ----------------------------------
Current income taxes incurred                  $  28,515       $   18,350
                                            ==================================

The main components of the deferred tax amounts are as follows:

                                                  2004              2003
                                            ----------------------------------
                                                      (in thousands)
Deferred tax assets:
   Reserves                                    $ 26,252        $   28,295
   Proxy deferred acquisition costs              29,280            24,682
   Stocks/bonds/short-term  investments           4,096            17,933
   Other                                              8                74
                                            ----------------------------------
Gross deferred tax assets                        59,636            70,984
Deferred tax asset nonadmitted                    2,732             3,971
Deferred tax liabilities:
   Stocks/bonds/short-term investments            4,414             8,180
   Other                                         17,909             9,038
                                            ----------------------------------
Total deferred tax liabilities                   22,323            17,218
                                            ----------------------------------
Net admitted deferred tax assets               $ 34,581        $  49,795
                                            ==================================

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                                                 2004              2003
                                                                        ---------------------------------------
                                                                                    (in thousands)
Deferred tax assets resulting from book/tax differences in:
   Reserves                                                                  $    (2,043)        $  (15,153)
   Proxy deferred acquisition costs                                                4,598              3,832
   Real estate joint ventures                                                          -             (2,914)
   Stocks/bonds/short-term investments                                           (13,837)           (15,370)
   Other                                                                             (66)              (698)
                                                                        ---------------------------------------
Total deferred tax assets                                                    $   (11,348)        $  (30,303)
                                                                        =======================================
Deferred tax assets nonadmitted                                              $    (1,239)        $   (7,523)
                                                                        =======================================
Deferred tax liabilities resulting from book/tax differences in:
   Stocks/bonds                                                              $    (3,766)        $     (445)
   Other                                                                           8,871              6,863
                                                                        ---------------------------------------
Total deferred tax liabilities                                               $     5,105         $    6,418
                                                                        =======================================

The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Tax Expense and Net Realized Capital Gains. The significant differences for the year ended December 31, are as follows:

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

                                                            2004                                 2003
                                            ------------------------------------------------------------------------
                                                                       TAX                                 TAX
                                                  AMOUNT             EFFECT             AMOUNT            EFFECT
                                             ------------------------------------------------------------------------
                                                                        (in thousands)
Income before taxes                            $   140,197         $    49,069     $      76,813     $      26,885
Book vs. tax capital gains/losses                   (7,801)             (2,730)            1,891               662
Book over tax reserves                             (34,759)            (12,166)            2,260               791
Net deferred acquisition costs adjustment           10,840               3,794            10,248              3,587
IMR amortization                                    (6,838)             (2,393)           (6,454)           (2,259)
Accrued market discount                            (11,930)             (4,176)          (15,141)           (5,299)
Dividends received deduction                          (804)               (282)           (1,598)             (559)
Contingencies                                            -                   -            (6,004)           (2,101)
Non qualified pension                               (6,529)             (2,285)          (10,105)           (3,537)
Other                                                1,994                 698            (2,506)             (879)
                                            ------------------------------------------------------------------------
Taxable income                                 $    84,369         $    29,529    $       49,404     $      17,291
                                            ========================================================================

8.   COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2004, the Company does not have any material leases for office space or equipment.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS

A reconciliation of "statutory accounting principles" (SAP) capital and surplus to GAAPcapital and surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:

                                                                                  2004                 2003
                                                                          -----------------------------------------
                                                                                       (in thousands)
  SAP capital and surplus                                                        $  492,904          $   421,058
  Deferred policy acquisition costs                                                 210,287              320,945
  Policy reserves                                                                  (152,914)             (83,503)
  Asset valuation and interest maintenance reserves                                  74,903               55,989
  Income taxes                                                                     (108,214)            (143,931)
  Net unrealized loss on available-for-sale securities                              333,933              319,997
  Reinsurance payable to parent                                                    (101,902)            (112,043)
  Other, net                                                                          9,230              (38,140)
                                                                          -------------------- --------------------
  GAAP capital and surplus                                                       $  758,227          $   740,372
                                                                          ==================== ====================
                                                                                  2004                2003
                                                                          -----------------------------------------
                                                                                       (in thousands)
  SAP net income                                                                 $  114,003          $    45,211
  Deferred policy acquisition costs                                                   1,922               27,115
  Policy reserves                                                                   (31,137)             (40,280)
  Income taxes                                                                      (14,347)              (2,653)
  Interest maintenance reserve                                                       (9,158)               6,799
  Other, net                                                                         16,634               12,575
                                                                          -------------------- --------------------
  GAAP net income                                                                $   77,917          $    48,767
                                                                          ==================== ====================

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2004 and 2003, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS (CONTINUED)

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of preceding December 31. In 2005, the company has $49.3 million available for payment of dividends to Western and Southern based on a surplus of $492.9 million at December 31, 2004. During 2004 and 2003, the Company did not pay dividends to Western and Southern.

10.  ANNUITY RESERVES

At December 31, 2004, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                      AMOUNT           PERCENT
                                                                                 (in thousands)
  Subject to discretionary withdrawal:
      With market value adjustment                                                    $  7,880             0.1%
      At book value less current surrender charge of 5% or more:                     4,815,472            69.7
      At market value                                                                  137,590             2.0
  Subject to discretionary withdrawal (without
     adjustment) at book value with minimal or no
     charge or adjustment
                                                                                     1,865,503            27.0
  Not subject to discretionary withdrawal *                                            79,378              1.2
  Total net annuity reserves and deposit fund liabilities                          $ 6,905,823           100.0%
                                                                                   ===========       ==========

* Amount is net of $184 thousand of reserves ceded through a reinsurance agreement.

The net annuity reserves and deposit fund liabilities shown above are included in "policy reserves" in the balance sheets.

                     Western-Southern Life Assurance Company

11.  REINSURANCE

The Company has two modified coinsurance agreements with Western and Southern, whereby the Company cedes most of the universal life business issued (100% of certain universal life products). New universal life products are not covered under the remaining modified coinsurance agreements.

Under the terms of the agreements, the Company retains the reserves and the related assets of this business. The Company also records in its statements of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to an automatic quota share agreement. The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                           2004           2003
                                                         -----------------------
                                                              (in thousands)
        Premiums                                         $  3,064      $   2,284
        Benefits paid or provided                           2,968          1,960
        Policy and contract liabilities                     8,316          6,926

The net amount of reduction to capital and surplus at December 31, 2004 if all reinsurance agreements were cancelled is $98.4 million.

In 2004 and 2003, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

                     Western-Southern Life Assurance Company

12.  SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The variable annuity contracts held by the Company do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder. The assets consist of mutual funds and are carried at market value.

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the U.S. swap rate at issue and at surrender.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2004 is as follows:

                                                                                 NONINDEXED
                                                                                  GUARANTEE        NON-GUARANTEED
                                                                              LESS THAN/ EQUAL        SEPARATE
                                                                                    TO 4%             ACCOUNTS
                                                                              -------------------------------------
                                                                                         (in thousands)
    Premiums, deposits and other considerations for the year ended
       December 31, 2004                                                       $         20         $     8,609
                                                                              =====================================
   Reserves for separate accounts as of December 31, 2004
       (all subject to discretionary withdrawal)                               $      7,880         $   137,590
                                                                              =====================================

                     Western-Southern Life Assurance Company

12.  SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                                      2004
                                                                                              ---------------------
                                                                                                 (in thousands)
      Transfers as reported in the statements of operations of the separate accounts statement:
           Transfers to separate accounts                                                             $   8,629
           Transfers from separate accounts
                                                                                                         29,550
                                                                                              ---------------------
      Net transfers from separate accounts                                                             (20,921)
      Reconciling adjustments:
            Miscellaneous income and fees                                                               (1,761)
                                                                                              ---------------------
      Net transfers as reported in the statements of operations                                      $ (22,682)
                                                                                              =====================

13.  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2004, were as follows:

                                                                                                  NET OF
                                                                                 GROSS           LOADING
                                                                           ----------------------------------
                                                                                    (in thousands)
      Ordinary new business                                                       $  2,461          $  880
      Ordinary renewal                                                               8,684          15,145
                                                                           ------------------ ---------------
      Total                                                                      $  11,145         $16,025
                                                                           ================== ===============

                     Western-Southern Life Assurance Company

14.  SUBSEQUENT EVENT

In June 2004, the Company announced that its parent, Mutual Holding, agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including The Lafayette Life Insurance Company (Lafayette Life) will become members of Western & Southern. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for Lafayette Life policyholders. Furthermore, a closed block will be established to provide for the payment of benefits and dividends on participating policies owned by eligible individual policyholders of Lafayette Life. The Company expects the transaction to close in early 2005, subject to approval by eligible members of Lafayette Life and Mutual Holding, and by the Departments of Insurance of Indiana and Ohio. Lafayette Life was founded in 1905 and has total assets in excess of $1.9 billion.